UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-2849

                              OPPENHEIMER HIGH YIELD FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  JUNE 30
                                                                -------

          Date of reporting period: JULY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  DECEMBER 31, 2003 / UNAUDITED
--------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--0.0%
-----------------------------------------------------------------------------------
 Goldman Sachs Asset Management CBO Ltd., Sub.
 Collateralized Bond Obligations, Series 1A,
 Cl. D, 12.54%, 6/13/11 1
 (Cost $2,040,633)                                    $   2,400,281 $      192,022
-----------------------------------------------------------------------------------
 MORTGAGE-BACKED OBLIGATIONS--0.8%
-----------------------------------------------------------------------------------
 First Chicago/Lennar Trust 1, Commercial Mtg.
 Pass-Through Certificates, Series 1997-CHL1,
 Cl. E, 7.96%, 4/29/39 1,2                                5,250,000      4,259,063
-----------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg.
 Pass-Through Certificates:
 Series 1997-RR, Cl. D, 7.709%, 4/30/39 2,3               5,000,269      4,690,217
 Series 1997-RR, Cl. F, 7.709%, 4/30/39 2,3               9,000,485      5,962,233
                                                                    ---------------
 Total Mortgage-Backed Obligations (Cost $16,285,080)                   14,911,513

-----------------------------------------------------------------------------------
 FOREIGN GOVERNMENT OBLIGATIONS--0.2%
-----------------------------------------------------------------------------------
 United Mexican States Bonds, Bonos de Desarrollo,
 14.50%, 5/12/05 2 [MXN] (Cost $4,086,471)               39,735,700      3,913,673

-----------------------------------------------------------------------------------
 LOAN PARTICIPATIONS--0.0%
-----------------------------------------------------------------------------------
 Telergy, Inc., Sr. Sec. Credit Facilities Term Loan
 Participation Nts., Tranche A, 11.111%, 1/1/02 1,4,5
 (Cost $3,864,760)                                        3,945,448             --

-----------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES--79.0%
-----------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--22.6%
-----------------------------------------------------------------------------------
 AUTO COMPONENTS--2.1%
 Collins & Aikman Floorcoverings, Inc., 9.75% Sr.
 Sub. Nts., Series B, 2/15/10                             1,500,000      1,612,500
-----------------------------------------------------------------------------------
 Collins & Aikman Products Co., 10.75% Sr.
 Nts., 12/31/11                                           1,550,000      1,530,625
-----------------------------------------------------------------------------------
 Dana Corp.:
 9% Unsec. Nts., 8/15/11                                  6,770,000      8,191,700
 10.125% Nts., 3/15/10                                    1,800,000      2,106,000
-----------------------------------------------------------------------------------
 Dura Operating Corp.:
 8.625% Sr. Nts., Series B, 4/15/12                       3,500,000      3,745,000
 9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                   400,000        491,927
 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                  600,000        603,000
-----------------------------------------------------------------------------------
 Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 3             3,350,000      3,634,750
-----------------------------------------------------------------------------------
 Keystone Automotive Operations, Inc.,
 9.75% Sr. Sub. Nts., 11/1/13 3                             900,000        972,000
-----------------------------------------------------------------------------------
 Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09     2,800,000      3,307,500
-----------------------------------------------------------------------------------
 Metaldyne Corp.:
 10% Sr. Nts., 11/1/13 3                                  1,500,000      1,522,500
 11% Sr. Sub. Nts., 6/15/12                               2,150,000      1,988,750
-----------------------------------------------------------------------------------
 Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                4,250,000      5,036,250
-----------------------------------------------------------------------------------
 Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts.,
 Series B, 7/15/13                                        2,300,000      2,627,750
-----------------------------------------------------------------------------------
 United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13   1,300,000      1,426,750
                                                                    ---------------
                                                                        38,797,002



8 | OPPENHEIMER HIGH YIELD FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 AUTOMOBILES--0.5%
 DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
 8.375% Sr. Unsec. Nts., 3/15/13                       $  8,550,000 $    9,960,750
-----------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--6.1%
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1       3,080,000      1,124,200
-----------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11            1,300,000      1,433,250
-----------------------------------------------------------------------------------
 Boca Resorts, Inc., 9.875% Sr. Sub. Nts., 4/15/09        4,800,000      5,136,000
-----------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12          3,000,000      3,307,500
-----------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50%
 Promissory Nts., 8/1/1995 1,4,5                             22,500             --
-----------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub.
 Nts., 4/1/09                                             2,500,000      2,656,250
-----------------------------------------------------------------------------------
 Dominos, Inc., 8.25% Sr. Sub. Nts., 7/1/11 3             2,650,000      2,852,063
-----------------------------------------------------------------------------------
 Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13 3       1,900,000      2,014,000
-----------------------------------------------------------------------------------
 Herbst Gaming, Inc., 10.75% Sr. Sec. Nts., 9/1/08 1        700,000        791,000
-----------------------------------------------------------------------------------
 Hilton Hotels Corp.:
 7.625% Nts., 12/1/12                                       900,000      1,015,875
 7.625% Nts., 5/15/08                                     3,000,000      3,352,500
-----------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts.,
 Series B, 2/15/07                                        2,300,000      2,392,000
-----------------------------------------------------------------------------------
 Intrawest Corp., 7.50% Sr. Nts., 10/15/13 3              2,666,000      2,785,970
-----------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts.,
 3/15/12                                                  2,200,000      2,458,500
-----------------------------------------------------------------------------------
 John Q. Hammons Hotels, Inc., 8.875% Sr. Nts.,
 Series B, 5/15/12                                        3,150,000      3,488,625
-----------------------------------------------------------------------------------
 Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06 1           5,200,000      5,694,000
-----------------------------------------------------------------------------------
 Mandalay Resort Group:
 9.375% Sr. Sub. Nts., 2/15/10                            3,500,000      4,095,000
 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07            3,000,000      3,480,000
-----------------------------------------------------------------------------------
 MGM Mirage, Inc.:
 8.375% Sr. Unsec. Sub. Nts., 2/1/11                      2,500,000      2,843,750
 9.75% Sr. Unsec. Sub. Nts., 6/1/07                       4,500,000      5,152,500
-----------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 6.375% Sr. Sub. Nts., 7/15/09                            2,200,000      2,282,500
 8% Sr. Sub. Nts., 4/1/12                                 1,300,000      1,413,750
 8.375% Sr. Sub. Nts., 7/1/11 1                           1,000,000      1,095,000
-----------------------------------------------------------------------------------
 Park Place Entertainment Corp.:
 7.875% Sr. Sub. Nts., 3/15/10                            3,700,000      4,116,250
 9.375% Sr. Unsec. Sub. Nts., 2/15/07                     2,400,000      2,724,000
-----------------------------------------------------------------------------------
 Penn National Gaming, Inc.:
 8.875% Sr. Sub. Nts., 3/15/10 1                            900,000        981,000
 11.125% Sr. Unsec. Sub. Nts., 3/1/08 1                   6,000,000      6,765,000
-----------------------------------------------------------------------------------
 Premier Parks, Inc., 9.75% Sr. Nts., 6/15/07             1,050,000      1,101,188
-----------------------------------------------------------------------------------
 Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12    1,700,000      1,763,750
-----------------------------------------------------------------------------------
 River Rock Entertainment LLC, 9.75% Sr.
 Nts., 11/1/11 3                                          2,100,000      2,268,000
-----------------------------------------------------------------------------------
 Royal Caribbean Cruises Ltd.:
 8% Sr. Unsec. Nts., 5/15/10                                650,000        711,750
 8.75% Sr. Unsub. Nts., 2/2/11                            2,600,000      2,951,000
-----------------------------------------------------------------------------------
 Six Flags, Inc.:
 8.875% Sr. Nts., 2/1/10                                  1,600,000      1,650,000
 9.75% Sr. Nts., 4/15/13                                  5,100,000      5,393,250


9 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE Continued
 Starwood Hotels & Resorts Worldwide, Inc., 7.875%
 Sr. Nts., 5/1/12                                      $  5,550,000 $    6,271,500
-----------------------------------------------------------------------------------
 Station Casinos, Inc., 9.875% Sr. Unsec. Sub.
 Nts., 7/1/10                                             1,200,000      1,326,000
-----------------------------------------------------------------------------------
 Sun International Hotels Ltd., 8.875% Sr. Unsec.
 Sub. Nts., 8/15/11                                       3,200,000      3,512,000
-----------------------------------------------------------------------------------
 Trump Casino Holdings LLC/Trump Casino Funding, Inc.,
 11.625% Sr. Sec. Nts., 3/15/10                           3,200,000      3,080,000
-----------------------------------------------------------------------------------
 Universal City Development Partners Ltd., 11.75% Sr.
 Nts., 4/1/10 3                                           2,700,000      3,172,500
-----------------------------------------------------------------------------------
 Vail Resorts, Inc., 8.75% Sr. Unsec. Sub. Nts.,
 5/15/09                                                  1,800,000      1,908,000
-----------------------------------------------------------------------------------
 Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11%
 Sec. Nts., 6/15/10                                       3,300,000      3,844,500
                                                                    ---------------
                                                                       114,403,921

-----------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--2.0%
 Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12         3,300,000      3,654,750
-----------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                  2,800,000      3,031,000
-----------------------------------------------------------------------------------
 D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10            800,000        956,000
-----------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub.
 Nts., 4/1/12                                             1,500,000      1,657,500
-----------------------------------------------------------------------------------
 KB Home:
 8.625% Sr. Sub. Nts., 12/15/08                           2,750,000      3,093,750
 9.50% Sr. Unsec. Sub. Nts., 2/15/11                      2,000,000      2,240,000
-----------------------------------------------------------------------------------
 Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11            3,400,000      3,816,500
-----------------------------------------------------------------------------------
 Norcraft Cos. LP, 9% Sr. Sub. Nts., 11/1/11 3            1,500,000      1,627,500
-----------------------------------------------------------------------------------
 Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05      2,300,000      2,357,500
-----------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12     1,200,000      1,344,000
-----------------------------------------------------------------------------------
 Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                 1,750,000      1,940,313
-----------------------------------------------------------------------------------
 WCI Communities, Inc.:
 9.125% Sr. Sub. Nts., 5/1/12                             1,100,000      1,215,500
 10.625% Sr. Unsec. Sub. Nts., 2/15/11                    4,600,000      5,221,000
-----------------------------------------------------------------------------------
 William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13        2,500,000      2,856,250
-----------------------------------------------------------------------------------
 Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07  2,600,000      2,645,500
                                                                    ---------------
                                                                        37,657,063

-----------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.1%
 Remington Arms Co., Inc., 10.50% Sr. Unsec.
 Nts., 2/1/11                                             2,300,000      2,461,000
-----------------------------------------------------------------------------------
 MEDIA--9.4%
 Adelphia Communications Corp.:
 8.125% Sr. Nts., Series B, 7/15/03 4,5                   2,000,000      1,860,000
 8.375% Sr. Nts., Series B, 2/1/08 4,5                    2,700,000      2,531,250
 9.875% Sr. Nts., Series B, 3/1/07 4,5                    2,200,000      2,068,000
 10.25% Sr. Unsec. Nts., 11/1/06 4,5                      1,600,000      1,496,000
 10.25% Sr. Unsec. Sub. Nts., 6/15/11 4,5                   200,000        190,000
 10.875% Sr. Unsec. Nts., 10/1/10 4,5                     1,500,000      1,410,000
-----------------------------------------------------------------------------------
 Allbritton Communications Co., 7.75% Sr. Unsec.
 Sub. Nts., 12/15/12                                      2,300,000      2,397,750
-----------------------------------------------------------------------------------
 AMC Entertainment, Inc., 9.50% Sr. Unsec.
 Sub. Nts., 2/1/11                                       10,000,000     10,550,000


10 | OPPENHEIMER HIGH YIELD FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 MEDIA Continued
 American Media Operations, Inc., 8.875%
 Sr. Unsec. Sub. Nts., 1/15/11                         $  2,700,000 $    2,943,000
-----------------------------------------------------------------------------------
 Block Communications, Inc., 9.25% Sr. Sub. Nts.,
 4/15/09                                                  1,100,000      1,188,000
-----------------------------------------------------------------------------------
 Callahan Nordrhein-Westfalen GmbH, 14.125%
 Sr. Nts., 7/15/11 1,4,5 [EUR]                            1,000,000         75,681
-----------------------------------------------------------------------------------
 CanWest Media, Inc., 7.625% Sr. Unsec. Sub. Nts.,
 Cl. B, 4/15/13                                             900,000        990,000
-----------------------------------------------------------------------------------
 CBD Media LLC/CBD Finance, Inc., 8.625%
 Sr. Sub. Nts., 6/1/11 3                                    700,000        773,500
-----------------------------------------------------------------------------------
 Charter Communications Holdings II, 10.25%
 Sr. Unsec. Nts., 9/15/10 3                               6,550,000      6,910,250
-----------------------------------------------------------------------------------
 Charter Communications Holdings LLC/Charter
 Communications Holdings Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11 6                13,800,000     11,868,000
 0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 6          4,500,000      3,037,500
 8.625% Sr. Unsec. Nts., 4/1/09                           8,900,000      7,809,750
 10% Sr. Nts., 4/1/09                                     1,000,000        895,000
 10% Sr. Unsec. Sub. Nts., 5/15/11                        1,000,000        875,000
 10.75% Sr. Unsec. Nts., 10/1/09                          1,700,000      1,568,250
 11.125% Sr. Unsec. Nts., 1/15/11                         1,200,000      1,107,000
-----------------------------------------------------------------------------------
 Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13      2,500,000      2,825,000
-----------------------------------------------------------------------------------
 Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12   1,500,000      1,657,500
-----------------------------------------------------------------------------------
 CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts.,
 Series B, 4/1/11                                         9,550,000     10,099,125
-----------------------------------------------------------------------------------
 Diva Systems Corp., 12.625% Sr. Unsec. Disc. Nts.,
 Series B, 3/1/08 1,4,5                                   2,500,000        162,500
-----------------------------------------------------------------------------------
 EchoStar DBS Corp.:
 9.125% Sr. Nts., 1/15/09                                 1,622,000      1,822,723
 9.375% Sr. Unsec. Nts., 2/1/09                           4,500,000      4,730,625
 10.375% Sr. Unsec. Nts., 10/1/07                         8,700,000      9,580,875
-----------------------------------------------------------------------------------
 Emmis Communications Corp.:
 0%/12.50% Sr. Unsec. Disc. Nts., 3/15/11 6               7,505,000      6,989,031
 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09           2,150,000      2,265,563
-----------------------------------------------------------------------------------
 Entercom Radio LLC/Entercom Capital, Inc., 7.625%
 Sr. Unsec. Sub. Nts., 3/1/14                             1,500,000      1,618,125
-----------------------------------------------------------------------------------
 Entravision Communications Corp., 8.125% Sr.
 Sub. Nts., 3/15/09                                       1,400,000      1,505,000
-----------------------------------------------------------------------------------
 Granite Broadcasting Corp., 9.75% Sr. Sec.
 Nts., 12/1/10                                            4,000,000      4,010,000
-----------------------------------------------------------------------------------
 Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11     1,750,000      1,960,000
-----------------------------------------------------------------------------------
 Hollinger International Publishing, Inc.,
 9% Sr. Unsec. Nts., 12/15/10                             2,700,000      2,882,250
-----------------------------------------------------------------------------------
 Houghton Mifflin Co., 8.25% Sr. Unsec. Nts., 2/1/11      1,900,000      2,042,500
-----------------------------------------------------------------------------------
 Insight Midwest LP/Insight Capital, Inc., 9.75%
 Sr. Nts., 10/1/09                                          350,000        371,875
-----------------------------------------------------------------------------------
 Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13    1,000,000      1,080,000
-----------------------------------------------------------------------------------
 Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13 3     1,800,000      1,811,250
-----------------------------------------------------------------------------------
 LodgeNet Entertainment Corp., 9.50% Sr. Sub.
 Debs., 6/15/13 1                                         1,350,000      1,485,000
-----------------------------------------------------------------------------------
 Mediacom LLC/Mediacom Capital Corp., 9.50%
 Sr. Unsec. Nts., 1/15/13                                 3,650,000      3,887,250
-----------------------------------------------------------------------------------
 News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23     400,000        514,108


11 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 MEDIA Continued
 PanAmSat Corp., 8.50% Sr. Unsec. Nts., 2/1/12         $  5,100,000 $    5,686,500
-----------------------------------------------------------------------------------
 PRIMEDIA, Inc., 8% Sr. Nts., 5/15/13 3                   4,500,000      4,612,500
-----------------------------------------------------------------------------------
 R.H. Donnelley Financial Corp. I:
 8.875% Sr. Nts., 12/15/10 3                              2,600,000      2,938,000
 10.875% Sr. Sub. Nts., 12/15/12 3                        3,900,000      4,645,875
-----------------------------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts.,
 Series B, 7/1/11                                         1,450,000      1,605,875
-----------------------------------------------------------------------------------
 Regal Cinemas, Inc., 9.375% Sr. Sub. Nts.,
 Series B, 2/1/12                                         3,050,000      3,461,750
-----------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.:
 8% Sr. Unsec. Sub. Nts., 3/15/12                         6,050,000      6,564,250
 8.75% Sr. Sub. Nts., 12/15/11                            1,250,000      1,393,750
-----------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625% Sr. Unsec.
 Sub. Nts., 11/1/09                                       5,000,000      5,362,500
-----------------------------------------------------------------------------------
 Vertis, Inc.:
 9.75% Sr. Sec. Nts., 4/1/09                              2,050,000      2,237,063
 10.875% Sr. Unsec. Nts., Series B, 6/15/09               1,000,000      1,067,500
-----------------------------------------------------------------------------------
 Videotron Ltee, 6.875% Sr. Nts., 1/15/14 3               1,100,000      1,141,250
-----------------------------------------------------------------------------------
 Vivendi Universal SA, 9.25% Sr. Nts., 4/15/10 3          2,500,000      2,975,000
-----------------------------------------------------------------------------------
 Von Hoffmann Corp., 10.25% Sr. Unsec. Nts., 3/15/09 3    1,100,000      1,177,000
-----------------------------------------------------------------------------------
 WRC Media, Inc./Weekly Reader Corp./
 CompassLearning Inc., 12.75% Sr.
 Sub. Nts., 11/15/09                                      4,000,000      3,840,000
                                                                    ---------------
                                                                       174,553,044

-----------------------------------------------------------------------------------
 MULTILINE RETAIL--0.3%
 J.C. Penney Co., Inc.:
 7.60% Nts., 4/1/07                                       2,400,000      2,661,000
 8% Nts., 3/1/10                                            500,000        575,625
-----------------------------------------------------------------------------------
 Saks, Inc., 9.875% Nts., 10/1/11                         1,900,000      2,270,500
                                                                    ---------------
                                                                         5,507,125

-----------------------------------------------------------------------------------
 SPECIALTY RETAIL--1.7%
 Asbury Automotive Group, Inc., 9% Sr.
 Sub. Nts., 6/15/12                                       1,400,000      1,487,500
-----------------------------------------------------------------------------------
 AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08             3,000,000      3,457,500
-----------------------------------------------------------------------------------
 Building Materials Corp., 8% Sr. Nts., 12/1/08           1,350,000      1,336,500
-----------------------------------------------------------------------------------
 CSK Auto, Inc., 12% Sr. Unsec. Nts., 6/15/06             7,000,000      8,067,500
-----------------------------------------------------------------------------------
 Eye Care Centers of America, Inc., 9.125% Sr. Unsec.
 Sub. Nts., 5/1/08 1                                      1,000,000      1,005,000
-----------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs., 5/1/08               3,985,000      4,099,569
-----------------------------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08       2,100,000      2,184,000
-----------------------------------------------------------------------------------
 Gap, Inc. (The), 10.55% Unsub. Nts., 12/15/08              800,000        990,000
-----------------------------------------------------------------------------------
 Hollywood Entertainment Corp., 9.625% Sr. Sub.
 Nts., 3/15/11 1                                          2,800,000      3,024,000
-----------------------------------------------------------------------------------
 Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,4,5       700,000             --
-----------------------------------------------------------------------------------
 Petco Animal Supplies, Inc., 10.75% Sr. Sub.
 Nts., 11/1/11 1                                          3,500,000      4,112,500
-----------------------------------------------------------------------------------
 Rent-A-Center, Inc., 7.50% Sr. Sub. Nts.,
 Cl. B, 5/1/10                                            1,100,000      1,166,000
-----------------------------------------------------------------------------------
 United Auto Group, Inc., 9.625% Sr. Unsec. Sub.
 Nts., 3/15/12                                              150,000        168,750
                                                                    ---------------
                                                                        31,098,819



12 | OPPENHEIMER HIGH YIELD FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.4%
 Broder Bros. Co., 11.25% Sr. Nts., 10/15/10 3         $  2,100,000 $    2,079,000
-----------------------------------------------------------------------------------
 Consoltex Group, Inc., 11% Sr. Sub. Nts., 1/31/09 1,7    4,460,036            446
-----------------------------------------------------------------------------------
 Galey & Lord, Inc., 9.125% Sr. Unsec. Sub.
 Nts., 3/1/08 1,4,5                                       2,900,000         36,250
-----------------------------------------------------------------------------------
 Levi Strauss & Co.:
 7% Unsec. Nts., 11/1/06                                    850,000        550,375
 11.625% Sr. Unsec. Nts., 1/15/08                         1,200,000        789,000
 12.25% Sr. Nts., 12/15/12                                1,400,000        917,000
-----------------------------------------------------------------------------------
 Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 3       1,250,000      1,373,438
-----------------------------------------------------------------------------------
 Russell Corp., 9.25% Sr. Nts., 5/1/10                    1,500,000      1,561,875
                                                                    ---------------
                                                                         7,307,384

-----------------------------------------------------------------------------------
 CONSUMER STAPLES--3.6%
-----------------------------------------------------------------------------------
 BEVERAGES--0.1%
 Constellation Brands, Inc., 8.125% Sr. Sub.
 Nts., 1/15/12                                            2,000,000      2,200,000
-----------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--0.6%
 Delhaize America, Inc., 8.125% Unsub. Debs., 4/15/11     2,100,000      2,425,500
-----------------------------------------------------------------------------------
 Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts., 4/1/08 4,5                      2,100,000        472,500
 10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07 1,4,5      400,000          3,000
-----------------------------------------------------------------------------------
 Great Atlantic & Pacific Tea Co., Inc. (The), 9.125%
 Sr. Nts., 12/15/11                                         800,000        736,000
-----------------------------------------------------------------------------------
 Ingles Markets, Inc., 8.875% Sr. Unsec. Sub.
 Nts., 12/1/11                                            1,000,000      1,010,000
-----------------------------------------------------------------------------------
 Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07       1,600,000      1,664,000
-----------------------------------------------------------------------------------
 Rite Aid Corp.:
 8.125% Sr. Sec. Nts., 5/1/10                             2,650,000      2,862,000
 9.50% Sr. Sec. Nts., 2/15/11                             1,600,000      1,812,000
                                                                    ---------------
                                                                        10,985,000

-----------------------------------------------------------------------------------
 FOOD PRODUCTS--2.1%
 American Seafoods Group LLC, 10.125% Sr. Sub.
 Nts., 4/15/10 1                                          3,500,000      4,178,125
-----------------------------------------------------------------------------------
 Aurora Foods, Inc., 8.75% Sr. Sub. Nts.,
 Series B, 7/1/08 4,5                                     1,600,000      1,256,000
-----------------------------------------------------------------------------------
 Burns Philp Capital Pty Ltd., 9.75% Sr. Sub.
 Nts., 7/15/12 3                                          1,450,000      1,558,750
-----------------------------------------------------------------------------------
 Del Monte Corp.:
 8.625% Sr. Sub. Nts., 12/15/12                           3,300,000      3,630,000
 9.25% Sr. Unsec. Sub. Nts., 5/15/11                      1,450,000      1,609,500
-----------------------------------------------------------------------------------
 Doane Pet Care Co.:
 9.75% Sr. Unsec. Sub. Nts., 5/15/07                      1,900,000      1,710,000
 10.75% Sr. Nts., 3/1/10 1                                4,100,000      4,264,000
-----------------------------------------------------------------------------------
 Dole Food Co., Inc.:
 8.625% Sr. Nts., 5/1/09                                  2,500,000      2,756,250
 8.875% Sr. Unsec. Nts., 3/15/11                          1,300,000      1,433,250
-----------------------------------------------------------------------------------
 Hines Nurseries, Inc., 10.25% Sr. Nts., 10/1/11 3        1,700,000      1,861,500
-----------------------------------------------------------------------------------
 Michael Foods, Inc., 8% Sr. Sub. Nts., 11/15/13 3        1,600,000      1,676,000
-----------------------------------------------------------------------------------
 New World Pasta Co., 9.25% Sr. Nts., 2/15/09 1             500,000        132,500
-----------------------------------------------------------------------------------
 Pinnacle Foods Holding Corp., 8.25% Sr. Sub.
 Nts., 12/1/13 3                                          2,200,000      2,288,000



13 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 FOOD PRODUCTS Continued
 Smithfield Foods, Inc.:
 7.625% Sr. Unsec. Sub. Nts., 2/15/08                    $2,240,000   $  2,273,600
 8% Sr. Nts., Series B, 10/15/09                            400,000        424,000
-----------------------------------------------------------------------------------
 Swift & Co., 10.125% Sr. Nts., 10/1/09                   2,500,000      2,662,500
-----------------------------------------------------------------------------------
 Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12         2,800,000      2,800,000
-----------------------------------------------------------------------------------
 United Biscuits Finance plc, 10.625% Sr. Sub.
 Nts., 4/15/11 1 [EUR]                                    2,000,000      2,863,266
                                                                    ---------------
                                                                        39,377,241

-----------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--0.6%
 AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08 1              4,200,000      4,389,000
-----------------------------------------------------------------------------------
 Armkel LLC/Armkel Finance, Inc., 9.50% Sr. Sub.
 Nts., 8/15/09                                            1,900,000      2,094,750
-----------------------------------------------------------------------------------
 Holmes Products Corp., 9.875% Sr. Sub. Nts.,
 Series C, 11/15/07 1                                       500,000        518,750
-----------------------------------------------------------------------------------
 Playtex Products, Inc., 9.375% Sr. Unsec. Sub.
 Nts., 6/1/11                                             2,300,000      2,334,500
-----------------------------------------------------------------------------------
 Revlon Consumer Products Corp., 12% Sr. Sec.
 Nts., 12/1/05                                            1,600,000      1,608,000
-----------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr. Unsec. Sub.
 Nts., 7/1/08 1,4,5                                       1,200,000             --
                                                                    ---------------
                                                                        10,945,000

-----------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.2%
 French Fragrances, Inc., 10.375% Sr. Unsec. Nts.,
 Series B, 5/15/07                                        2,769,000      2,878,597
-----------------------------------------------------------------------------------
 ENERGY--4.8%
-----------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.6%
 BRL Universal Equipment Corp., 8.875% Sr. Sec.
 Nts., 2/15/08 1                                          3,000,000      3,232,500
-----------------------------------------------------------------------------------
 Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11             1,200,000      1,311,000
-----------------------------------------------------------------------------------
 Grant Prideco Escrow Corp., 9% Sr.
 Unsec. Nts., 12/15/09                                    1,500,000      1,661,250
-----------------------------------------------------------------------------------
 Hanover Compress Co., 8.625% Sr. Nts., 12/15/10          2,500,000      2,612,500
-----------------------------------------------------------------------------------
 Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts.,
 Series A, 9/1/08                                         1,500,000      1,597,500
-----------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services, Inc., 10.625% Sr.
 Nts., 8/1/08                                             7,000,000      7,770,000
-----------------------------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08        7,250,000      6,851,250
-----------------------------------------------------------------------------------
 Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09     1,500,000      1,601,250
-----------------------------------------------------------------------------------
 Universal Compression, Inc., 7.25% Sr. Unsec. Sub.
 Nts., 5/15/10                                            2,500,000      2,612,500
                                                                    ---------------
                                                                        29,249,750

-----------------------------------------------------------------------------------
 OIL & GAS--3.2%
 Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07      4,000,000      3,960,000
-----------------------------------------------------------------------------------
 Chesapeake Energy Corp.:
 8.125% Sr. Unsec. Nts., 4/1/11                             700,000        780,500
 8.375% Sr. Unsec. Nts., 11/1/08                          1,100,000      1,215,500
 9% Sr. Nts., 8/15/12                                     3,500,000      4,042,500
-----------------------------------------------------------------------------------
 El Paso Energy Partners LP, 8.50% Sr. Unsec. Sub.
 Nts., Series B, 6/1/11                                   2,851,000      3,221,630
-----------------------------------------------------------------------------------
 Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                 2,000,000      2,125,000
-----------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09            6,000,000      6,810,000
-----------------------------------------------------------------------------------
 GulfTerra Energy Partners LP:
 8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/10             1,275,000      1,453,500
 10.625% Sr. Sub. Nts., 12/1/12                           1,239,000      1,542,555


14 | OPPENHEIMER HIGH YIELD FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 OIL & GAS Continued
 Leviathan Gas Pipeline Partners LP/Leviathan
 Finance Corp., 10.375% Sr. Unsec. Sub. Nts.,
 Series B, 6/1/09 1                                     $ 3,750,000 $    4,087,500
-----------------------------------------------------------------------------------
 Newfield Exploration Co., 8.375% Sr. Sub.
 Nts., 8/15/12                                            2,850,000      3,206,250
-----------------------------------------------------------------------------------
 Paramount Resources Ltd., 7.875% Sr. Nts., 11/1/10       2,300,000      2,300,000
-----------------------------------------------------------------------------------
 Pioneer Natural Resources Co., 7.50% Sr.
 Nts., 4/15/12                                            1,000,000      1,151,148
-----------------------------------------------------------------------------------
 Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13 1   3,200,000      3,664,000
-----------------------------------------------------------------------------------
 Stone Energy Corp., 8.25% Sr. Unsec.
 Sub. Nts., 12/15/11                                      3,500,000      3,832,500
-----------------------------------------------------------------------------------
 Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11          3,175,000      3,619,500
-----------------------------------------------------------------------------------
 Tesoro Petroleum Corp.:
 8% Sr. Sec. Nts., 4/15/08                                2,300,000      2,455,250
 9.625% Sr. Sub. Nts., 4/1/12                             2,350,000      2,585,000
-----------------------------------------------------------------------------------
 Tom Brown, Inc., Units (each unit consists of $512
 principal amount of 7.25% sr. sub. nts., due 2013
 and $488 principal amount of Tom Brown Resources
 Funding Corp., 7.25% sr. sub. nts., due 2013) 8          1,250,000      1,328,125
-----------------------------------------------------------------------------------
 Westport Resources Corp., 8.25% Sr. Unsec. Sub.
 Nts., 11/1/11                                            5,500,000      6,077,500
                                                                    ---------------
                                                                        59,457,958

-----------------------------------------------------------------------------------
 FINANCIALS--3.3%
-----------------------------------------------------------------------------------
 CAPITAL MARKETS--0.5%
 American Color Graphics, Inc., 10% Sr. Sec.
 Nts., 6/15/10 3                                          1,350,000      1,390,500
-----------------------------------------------------------------------------------
 Berry Plastics Corp.:
 10.75% Sr. Sub. Nts., 7/15/12 3                          3,600,000      4,162,500
 10.75% Sr. Sub. Nts., 7/15/12                            2,500,000      2,890,625
-----------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc., 12% Sr. Unsec.
 Sub. Nts., Series B, 9/30/08                             3,700,000      1,905,500
                                                                    ---------------
                                                                        10,349,125

-----------------------------------------------------------------------------------
 COMMERCIAL BANKS--0.2%
 ABN Amro Bank NV (NY Branch), 4% Sec. Nts.,
 11/5/17 1,2                                              2,069,459      1,479,663
-----------------------------------------------------------------------------------
 Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                    78,000         83,850
-----------------------------------------------------------------------------------
 Western Financial Bank, 9.625% Unsec. Sub.
 Debs., 5/15/12                                           1,700,000      1,904,000
                                                                    ---------------
                                                                         3,467,513

-----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--0.4%
 Bombardier Recreational, Inc., 8.375% Sr. Sub.
 Nts., 12/15/13 3                                         2,100,000      2,205,000
-----------------------------------------------------------------------------------
 Couche-Tard US LP/Couche-Tard Finance Corp., 7.50%
 Sr. Sub. Nts., 12/15/13 3                                1,250,000      1,315,625
-----------------------------------------------------------------------------------
 Finova Group, Inc. (The), 7.50% Nts., 11/15/09           2,300,000      1,391,500
-----------------------------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07  2,500,000      2,537,500
                                                                    ---------------
                                                                         7,449,625

-----------------------------------------------------------------------------------
 INSURANCE--0.1%
 Conseco, Inc., Escrow Shares, 6/15/09 5,9                1,000,000             --
-----------------------------------------------------------------------------------
 Texas Gas Transmission Corp., 7.25% Debs., 7/15/27 1     1,000,000      1,101,964
                                                                    ---------------
                                                                         1,101,964




15  | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 REAL ESTATE--1.9%
 Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07 1     $    550,000 $      559,625
-----------------------------------------------------------------------------------
 Corrections Corp. of America:
 7.50% Sr. Nts., 5/1/11                                   1,350,000      1,424,250
 9.875% Sr. Nts., 5/1/09                                  1,500,000      1,681,875
-----------------------------------------------------------------------------------
 Felcor Lodging LP:
 9% Sr. Nts., 6/1/11                                      2,405,000      2,621,450
 10% Sr. Unsec. Nts., 9/15/08                               800,000        868,000
-----------------------------------------------------------------------------------
 Felcor Suites LP, 7.375% Sr. Nts., 10/1/04               1,200,000      1,234,500
-----------------------------------------------------------------------------------
 HMH Properties, Inc., 7.875% Sr. Nts.,
 Series B, 8/1/08                                         5,500,000      5,747,500
-----------------------------------------------------------------------------------
 Host Marriott LP, 9.50% Sr. Nts., 1/15/07                4,800,000      5,364,000
-----------------------------------------------------------------------------------
 MeriStar Hospitality Corp.:
 8.75% Sr. Unsec. Sub. Nts., 8/15/07                        200,000        203,500
 9.125% Sr. Unsec. Nts., 1/15/11                          2,650,000      2,822,250
 10.50% Sr. Unsec. Nts., 6/15/09                          2,700,000      2,943,000
-----------------------------------------------------------------------------------
 Saul (B.F.) Real Estate Investment Trust, 9.75%
 Sr. Sec. Nts., Series B, 4/1/08                          9,100,000      9,543,625
                                                                    ---------------
                                                                        35,013,575

-----------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--0.2%
 WMC Finance Co., 11.75% Sr. Nts., 12/15/08 3             4,200,000      4,210,500
-----------------------------------------------------------------------------------
 HEALTH CARE--4.7%
-----------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
 Dade Behring Holdings, Inc., 11.91% Sr. Unsec.
 Sub. Nts., 10/3/10 1                                       900,000      1,039,500
-----------------------------------------------------------------------------------
 Fisher Scientific International, Inc., 8.125% Sr.
 Sub. Nts., 5/1/12                                        1,736,000      1,870,540
-----------------------------------------------------------------------------------
 HMP Equity Holdings Corp., Units (each unit consists
 of $1,000 principal amount of 15.43% sr. sec. disc.
 nts., 5/15/08 and one warrant to purchase 2.8094
 shares of Huntsman Corp. common stock) 8,10              2,800,000      1,722,000
-----------------------------------------------------------------------------------
 Sybron Dental Specialties, Inc., 8.125% Sr. Sub.
 Nts., 6/15/12                                            2,200,000      2,403,500
-----------------------------------------------------------------------------------
 Universal Hospital Services, Inc., 10.125% Sr.
 Nts., 11/1/11 3                                          2,150,000      2,268,250
-----------------------------------------------------------------------------------
 Vanguard Health Systems, Inc., 9.75% Sr. Unsec.
 Sub. Nts., 8/1/11                                          500,000        545,000
                                                                    ---------------
                                                                         9,848,790

-----------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--3.9%
 AdvancePCS, Inc., 8.50% Sr. Unsec. Nts., 4/1/08          2,500,000      2,725,000
-----------------------------------------------------------------------------------
 Alderwoods Group, Inc., 12.25% Sr. Nts., 1/2/09          3,200,000      3,616,000
-----------------------------------------------------------------------------------
 Alliance Imaging, Inc., 10.375% Sr. Unsec. Sub.
 Nts., 4/15/11                                              800,000        852,000
-----------------------------------------------------------------------------------
 AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13     2,000,000      2,140,000
-----------------------------------------------------------------------------------
 Beverly Enterprises, Inc., 9.625% Sr. Unsec.
 Nts., 4/15/09                                            2,300,000      2,547,250
-----------------------------------------------------------------------------------
 Extendicare Health Services, Inc., 9.50% Sr. Unsec.
 Sub. Nts., 7/1/10 1                                      1,900,000      2,118,500
-----------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust II, 7.875%
 Nts., 2/1/08 1                                           2,800,000      3,003,000
-----------------------------------------------------------------------------------
 Genesis Healthcare Corp., 8% Sr. Sub. Nts.,
 10/15/13 3                                               1,300,000      1,361,750
-----------------------------------------------------------------------------------
 Hanger Orthopedic Group, Inc., 10.375% Sr.
 Nts., 2/15/09 1                                          1,250,000      1,425,000
-----------------------------------------------------------------------------------
 HCA, Inc.:
 6.95% Sr. Nts., 5/1/12                                   5,000,000      5,369,575
 7.875% Sr. Nts., 2/1/11                                  1,000,000      1,142,085
 8.75% Sr. Nts., 9/1/10                                   2,000,000      2,384,560



16 | OPPENHEIMER HIGH YIELD FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 Healthsouth Corp., 7.625% Nts., 6/1/12                $  2,000,000 $    1,880,000
-----------------------------------------------------------------------------------
 InSight Health Services Corp., 9.875% Sr. Sub.
 Nts., 11/1/11                                            2,000,000      2,130,000
-----------------------------------------------------------------------------------
 Magellan Health Services, Inc.:
 9% Sr. Sub. Nts., 2/15/08 4,5                            2,150,000      1,601,750
 9.375% Sr. Nts., 11/15/07 3                              4,750,000      5,011,250
-----------------------------------------------------------------------------------
 Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts.,
 Series B, 8/15/12                                        3,200,000      3,512,000
-----------------------------------------------------------------------------------
 National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 3     650,000        684,125
-----------------------------------------------------------------------------------
 NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12    4,100,000      4,633,000
-----------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc., 10.75%
 Sr. Unsec. Unsub. Nts., 6/1/09                           2,207,000      2,615,295
-----------------------------------------------------------------------------------
 Quintiles Transnational Corp., 10% Sr. Sub.
 Nts., 10/1/13 3                                          1,900,000      2,061,500
-----------------------------------------------------------------------------------
 Rotech Healthcare, Inc., 9.50% Sr. Unsec.
 Sub. Nts., 4/1/12                                        2,400,000      2,520,000
-----------------------------------------------------------------------------------
 Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub.
 Nts., 7/1/08 1                                           5,400,000      6,129,000
-----------------------------------------------------------------------------------
 Tenet Healthcare Corp., 6.375% Sr. Nts., 12/1/11         1,000,000        965,000
-----------------------------------------------------------------------------------
 Triad Hospitals, Inc.:
 7% Sr. Sub. Nts., 11/15/13 3                             1,610,000      1,630,125
 8.75% Sr. Unsec. Nts., Series B, 5/1/09                  3,600,000      3,919,500
-----------------------------------------------------------------------------------
 US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12          1,000,000      1,102,500
-----------------------------------------------------------------------------------
 Vicar Operating, Inc., 9.875% Sr. Sub. Nts.,
 12/1/09 1                                                4,000,000      4,460,000
                                                                    ---------------
                                                                        73,539,765

-----------------------------------------------------------------------------------
 PHARMACEUTICALS--0.3%
 aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10               1,400,000      1,596,000
-----------------------------------------------------------------------------------
 Valeant Pharmaceuticals International, Inc., 7% Sr.
 Nts., 12/15/11 3                                         2,900,000      3,001,500
                                                                    ---------------
                                                                         4,597,500

-----------------------------------------------------------------------------------
 INDUSTRIALS--8.7%
-----------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.0%
 Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub.
 Nts., 5/15/11                                            2,400,000      2,652,000
-----------------------------------------------------------------------------------
 American Plumbing & Mechanical, Inc.,
 11.625% Sr. Sub. Nts., Series B, 10/15/08 1,4,5          4,700,000      1,180,875
-----------------------------------------------------------------------------------
 BE Aerospace, Inc.:
 8.50% Sr. Nts., 10/1/10 3                                1,100,000      1,185,250
 9.50% Sr. Unsec. Sub. Nts., 11/1/08                      1,000,000        977,500
-----------------------------------------------------------------------------------
 K&F Industries, Inc., 9.625% Sr. Unsec. Sub.
 Nts., 12/15/10                                             700,000        788,375
-----------------------------------------------------------------------------------
 L-3 Communications Corp., 7.625% Sr. Sub. Nts.,
 6/15/12                                                  1,200,000      1,306,500
-----------------------------------------------------------------------------------
 Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts.,
 12/15/12                                                 1,900,000      2,090,000
-----------------------------------------------------------------------------------
 TransDigm, Inc., 8.375% Sr. Sub. Nts., 7/15/11           2,800,000      2,992,500
-----------------------------------------------------------------------------------
 TRW Automotive, Inc.:
 9.375% Sr. Nts., 2/15/13                                 1,700,000      1,950,750
 11% Sr. Sub. Nts., 2/15/13                               2,000,000      2,365,000
-----------------------------------------------------------------------------------
 Vought Aircraft Industries, Inc., 8% Sr.
 Nts., 7/15/11 3                                          1,050,000      1,077,563
                                                                    ---------------
                                                                        18,566,313



17 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 AIR FREIGHT & LOGISTICS--0.2%
 Atlas Air, Inc., 9.375% Sr. Unsec. Nts.,
 11/15/06 4,5                                           $ 3,650,000 $    1,368,750
-----------------------------------------------------------------------------------
 Park-Ohio Industries, Inc., 9.25% Sr. Sub. Nts.,
 12/1/07                                                  2,000,000      2,000,000
                                                                    ---------------
                                                                         3,368,750

-----------------------------------------------------------------------------------
 AIRLINES--0.3%
 Amtran, Inc., 10.50% Sr. Nts., 8/1/04                    6,400,000      5,552,000
-----------------------------------------------------------------------------------
 BUILDING PRODUCTS--0.5%
 Associated Materials, Inc., 9.75% Sr. Sub.
 Nts., 4/15/12                                            1,500,000      1,650,000
-----------------------------------------------------------------------------------
 Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts.,
 7/1/10 3                                                 1,944,000      2,148,120
-----------------------------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Unsec. Nts., Series B, 9/1/07                   300,000        311,625
 9.25% Sr. Nts., Series B, 3/15/07                        2,200,000      2,271,500
 9.875% Sr. Unsec. Sub. Nts., 6/15/11                     1,000,000      1,107,500
-----------------------------------------------------------------------------------
 North America Energy Partners, Inc., 8.75% Sr.
 Unsec. Nts., 12/1/11 3                                   1,300,000      1,371,500
                                                                    ---------------
                                                                         8,860,245

-----------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--3.0%
 Allied Waste North America, Inc.:
 7.875% Sr. Nts., 4/15/13                                 2,500,000      2,718,750
 7.875% Sr. Unsec. Nts., Series B, 1/1/09                 1,900,000      1,990,250
 8.50% Sr. Sub. Nts., 12/1/08                             2,200,000      2,458,500
 8.875% Sr. Nts., Series B, 4/1/08                        4,700,000      5,287,500
 9.25% Sr. Sec. Debs., Series B, 9/1/12                   8,650,000      9,861,000
 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09               1,300,000      1,410,500
-----------------------------------------------------------------------------------
 American Pad & Paper Co., 13% Sr. Sub. Nts.,
 Series B, 11/15/05 1,4,5                                 2,500,000         16,313
-----------------------------------------------------------------------------------
 Budget Group, Inc., 9.125% Sr. Unsec. Nts.,
 4/1/06 4,5                                               6,500,000      1,202,500
-----------------------------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts.,
 11/1/09                                                  2,500,000      2,812,500
-----------------------------------------------------------------------------------
 Coinmach Corp., 9% Sr. Nts., 2/1/10                      2,250,000      2,452,500
-----------------------------------------------------------------------------------
 Comforce Operating, Inc., 12% Sr. Nts.,
 Series B,12/1/07 1                                       2,400,000      1,572,000
-----------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr.
 Sub. Nts., 8/1/07 1                                      3,500,000      3,351,250
-----------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts.,
 Series B, 4/1/09 1,4,5                                   3,850,000             --
-----------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr. Sub.
 Nts., 2/15/09 1                                          3,000,000      3,060,000
-----------------------------------------------------------------------------------
 Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12              4,150,000      4,627,250
-----------------------------------------------------------------------------------
 Moore North American Finance, Inc., 7.875% Sr. Nts.,
 1/15/11 3                                                1,300,000      1,478,750
-----------------------------------------------------------------------------------
 Protection One, Inc./Protection One Alarm
 Monitoring, Inc., 7.375% Sr. Unsec. Nts.,
 8/15/05 1                                                1,500,000      1,387,500
-----------------------------------------------------------------------------------
 Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts.,
 Series B, 11/15/09                                       2,584,000      2,984,520
-----------------------------------------------------------------------------------
 Synagro Technologies, Inc., 9.50% Sr. Sub. Nts.,
 4/1/09                                                   1,700,000      1,853,000
-----------------------------------------------------------------------------------
 United Rentals North America, Inc.:
 9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                1,000,000      1,063,750
 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09              200,000        211,000
 10.75% Sr. Unsec. Nts., Series B, 4/15/08                3,050,000      3,446,500
 10.75% Sr. Unsec. Nts., Series B, 4/15/08                1,700,000      1,921,000
                                                                    ---------------
                                                                        57,166,833



18 | OPPENHEIMER HIGH YIELD FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.2%
 Integrated Electrical Services, Inc.:
 9.375% Sr. Sub. Nts., Series B, 2/1/09 1              $  1,100,000 $    1,160,500
 9.375% Sr. Sub. Nts., Series C, 2/1/09                     500,000        527,500
-----------------------------------------------------------------------------------
 URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09 1             2,200,000      2,499,750
                                                                    ---------------
                                                                         4,187,750

-----------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.2%
 Dayton Superior Corp., 13% Sr. Unsec. Sub.
 Nts., 6/15/09 1                                          1,050,000        918,750
-----------------------------------------------------------------------------------
 General Cable Corp., 9.50% Sr. Nts., 11/15/10 3          2,200,000      2,365,000
                                                                    ---------------
                                                                         3,283,750

-----------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.7%
 Great Lakes Dredge & Dock Co., 7.75% Sr. Sub.
 Nts., 12/15/13 3                                         2,100,000      2,170,875
-----------------------------------------------------------------------------------
 Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A,
 Cl. C2, 8/13/10 1                                       11,000,000      4,235,000
-----------------------------------------------------------------------------------
 Tyco International Group SA:
 6.375% Nts., 10/15/11                                    5,850,000      6,281,438
 6.75% Sr. Unsub. Nts., 2/15/11                             300,000        329,250
                                                                    ---------------
                                                                        13,016,563

-----------------------------------------------------------------------------------
 MACHINERY--1.5%
 Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                 1,455,000      1,898,775
-----------------------------------------------------------------------------------
 AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                6,000,000      6,600,000
-----------------------------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07 1,4,5          7,500,000         68,438
-----------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The):
 7.125% Sr. Nts., 11/1/13                                   600,000        623,250
 10.50% Sr. Sub. Nts., 8/1/12                             3,350,000      3,831,563
-----------------------------------------------------------------------------------
 NMHG Holding Co., 10% Sr. Nts., 5/15/09 1                1,600,000      1,776,000
-----------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., 9.625% Sr.
 Sub. Nts., Series B, 6/15/07                             5,480,000      5,130,650
-----------------------------------------------------------------------------------
 SPX Corp., 7.50% Sr. Nts., 1/1/13                        3,000,000      3,277,500
-----------------------------------------------------------------------------------
 Terex Corp.:
 9.25% Sr. Unsec. Sub. Nts., 7/15/11                      3,900,000      4,309,500
 10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11 1           500,000        562,500
                                                                    ---------------
                                                                        28,078,176

-----------------------------------------------------------------------------------
 MARINE--0.6%
 CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                 5,000,000      5,825,000
-----------------------------------------------------------------------------------
 Millenium Seacarriers, Inc., 12% Sr. Sec. Nts.,
 7/15/05 1,4,5                                            5,000,000      1,923,500
-----------------------------------------------------------------------------------
 Navigator Gas Transport plc, 10.50%
 First Priority Ship Mtg. Nts., 6/30/07 1,4,5             5,800,000      2,465,000
-----------------------------------------------------------------------------------
 Pacific & Atlantic Holdings, Inc., 3.75% Sec.
 Nts., 12/31/07 3                                         2,214,295        672,592
                                                                    --------------
                                                                        10,886,092


19 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 ROAD & RAIL--0.4%
 Kansas City Southern Railway Co. (The), 7.50% Sr.
 Nts., 6/15/09                                          $ 2,000,000 $    2,060,000
-----------------------------------------------------------------------------------
 Stena AB:
 7.50% Sr. Nts., 11/1/13                                  3,093,000      3,201,255
 9.625% Sr. Nts., 12/1/12                                 2,000,000      2,265,000
                                                                    ---------------
                                                                         7,526,255

-----------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--0.1%
 Worldspan LP/Worldspan Financial Corp., 9.625% Sr.
 Nts., 6/15/11 3                                          1,250,000      1,293,750
-----------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--1.7%
-----------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.1%
 Orion Network Systems, Inc., 12.50% Sr. Disc. Nts.,
 1/15/07 1,4,5                                            5,310,000      2,801,025
-----------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.1%
 Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09    1,700,000      1,840,250
-----------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
 Communications & Power Industries, Inc., 12%
 Sr. Sub. Nts., Series B, 8/1/05 1                          350,000        359,625
-----------------------------------------------------------------------------------
 Ingram Micro, Inc., 9.875% Sr. Unsec. Sub.
 Nts., 8/15/08 1                                          3,000,000      3,330,000
-----------------------------------------------------------------------------------
 Sensus Metering Systems, Inc., 8.625% Sr. Sub.
 Nts., 12/15/13 3                                         4,200,000      4,331,250
                                                                    ---------------
                                                                         8,020,875

-----------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.1%
 Exodus Communications, Inc., 10.75% Sr. Nts.,
 12/15/09 1,4,5 [EUR]                                     4,232,751        240,254
-----------------------------------------------------------------------------------
 Globix Corp., 11% Sr. Nts., 4/26/08 1                      765,517        677,483
-----------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc., 12.875%
 Nts., 2/15/10 1,4                                        1,040,900            104
-----------------------------------------------------------------------------------
 PSINet, Inc.:
 10.50% Sr. Unsec. Nts., 12/1/06 1,4,5 [EUR]              1,000,000         52,031
 11% Sr. Nts., 8/1/09 1,4,5                               2,118,662        121,823
-----------------------------------------------------------------------------------
 Verado Holdings, Inc., 0%/13% Sr. Disc.
 Nts., 4/15/08 1,4,5,6                                    5,000,000            500
                                                                    ---------------
                                                                         1,092,195

-----------------------------------------------------------------------------------
 IT SERVICES--0.3%
 Iron Mountain, Inc.:
 7.75% Sr. Sub. Nts., 1/15/15                             1,200,000      1,263,000
 8.625% Sr. Unsec. Sub. Nts., 4/1/13                      2,400,000      2,604,000
-----------------------------------------------------------------------------------
 Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11 3           1,400,000      1,596,000
                                                                    ---------------
                                                                         5,463,000

-----------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
 AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub.
 Nts., 2/1/13                                             2,597,000      3,109,908
-----------------------------------------------------------------------------------
 Amkor Technology, Inc.:
 7.75% Sr. Nts., 5/15/13                                  2,350,000      2,532,125
 9.25% Sr. Unsec. Sub. Nts., 2/15/08                      3,500,000      3,990,000
-----------------------------------------------------------------------------------
 ChipPAC International Co. Ltd., 12.75%
 Sr. Unsec. Sub. Nts., Series B, 8/1/09                   2,500,000      2,775,000
                                                                    ---------------
                                                                        12,407,033



20 | OPPENHEIMER HIGH YIELD FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 MATERIALS--10.6%
-----------------------------------------------------------------------------------
 CHEMICALS--3.7%
 Applied Extrusion Technologies, Inc., 10.75% Sr.
 Nts., Series B, 7/1/11                               $   1,700,000 $    1,419,500
-----------------------------------------------------------------------------------
 Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09            1,750,000      1,583,750
-----------------------------------------------------------------------------------
 ClimaChem, Inc., 10.75% Sr. Unsec. Nts.,
 Series B, 12/1/07 1                                      2,000,000        810,000
-----------------------------------------------------------------------------------
 Compass Minerals Group, Inc., 10% Sr. Sub.
 Nts., 8/15/11                                            3,200,000      3,600,000
-----------------------------------------------------------------------------------
 Equistar Chemicals LP/Equistar Funding Corp.:
 8.75% Sr. Unsec. Nts., 2/15/09                           1,000,000      1,050,000
 10.625% Sr. Nts., 5/1/11 3                               3,800,000      4,218,000
 10.625% Sr. Unsec. Nts., 5/1/11                          2,000,000      2,220,000
-----------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc:
 10.125% Sr. Unsec. Sub. Nts., 7/1/09                     7,850,000      8,124,750
 13.09% Sr. Unsec. Disc. Nts., 12/31/09 10                4,000,000      1,950,000
-----------------------------------------------------------------------------------
 Huntsman International LLC:
 9.875% Sr. Nts., 3/1/09                                  5,500,000      6,050,000
 9.875% Sr. Nts., 3/1/09 3                                  600,000        660,000
-----------------------------------------------------------------------------------
 IMC Global, Inc., 7.625% Bonds, 11/1/05 1                   24,000         24,720
-----------------------------------------------------------------------------------
 ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts.,
 7/1/11 1                                                 2,700,000      3,051,000
-----------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr. Sec. Nts.,
 12/15/09 1                                               1,800,000      1,989,000
-----------------------------------------------------------------------------------
 Koppers Industry, Inc., 9.875% Sr. Sec. Nts.,
 10/15/13 3                                               2,800,000      3,101,000
-----------------------------------------------------------------------------------
 Kraton Polymers LLC/Capital Corp., 8.125% Sr. Sub.
 Nts., 1/15/14 3                                          1,450,000      1,515,250
-----------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.50% Sec. Nts., 12/15/08                                  600,000        630,000
 9.50% Sr. Sec. Nts., 12/15//08                             700,000        735,000
 9.625% Sr. Sec. Nts., Series A, 5/1/07                   4,400,000      4,686,000
 9.875% Sec. Nts., Series B, 5/1/07                       1,350,000      1,431,000
-----------------------------------------------------------------------------------
 Millennium America, Inc., 9.25% Sr. Nts., 6/15/08 3      1,100,000      1,204,500
-----------------------------------------------------------------------------------
 Noveon, Inc., 11% Sr. Unsec. Sub. Nts.,
 Series B, 2/28/11 1                                      3,500,000      4,077,500
-----------------------------------------------------------------------------------
 OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11              100,000        104,500
-----------------------------------------------------------------------------------
 PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08          989,550        900,491
-----------------------------------------------------------------------------------
 Pioneer Cos., Inc., 4.64% Sr. Sec. Nts.,
 12/31/06 1,2                                               313,358        285,156
-----------------------------------------------------------------------------------
 Polyone Corp., 8.875% Sr. Unsec. Nts., 5/1/12            4,900,000      4,532,500
-----------------------------------------------------------------------------------
 Resolution Performance Products LLC, 8% Sec.
 Nts., 12/15/09 3                                         1,650,000      1,716,000
-----------------------------------------------------------------------------------
 Rockwood Specialties Corp., 10.625% Sr. Sub.
 Nts., 5/15/11 3                                            950,000      1,064,000
-----------------------------------------------------------------------------------
 Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09      1,500,000      1,327,500
-----------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 10% Sr. Sec. Nts., 12/19/07 1                            2,045,678      1,979,193
 11.25% Sr. Sub. Nts., 8/15/06 1,4,5                      3,000,000             --
-----------------------------------------------------------------------------------
 Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11 3       2,800,000      3,080,000
                                                                    ---------------
                                                                        69,120,310

-----------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.2%
 Formica Corp., 10.875% Sr. Unsec. Sub. Nts.,
 Series B, 3/1/09 1,4,5                                   3,500,000        630,000
-----------------------------------------------------------------------------------
 Texas Industries, Inc., 10.25% Sr. Unsec. Nts.,
 6/15/11                                                  2,600,000      2,951,000
                                                                    ---------------
                                                                         3,581,000



21 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--2.6%
 Crown Euro Holdings SA:
 9.50% Sr. Sec. Nts., 3/1/11                             $2,800,000 $    3,185,000
 10.875% Sr. Sec. Nts., 3/1/13                            1,400,000      1,653,750
-----------------------------------------------------------------------------------
 Graphic Packaging International Corp.:
 8.50% Sr. Nts., 8/15/11 3                                3,300,000      3,630,000
 9.50% Sr. Sub. Nts., 8/15/13 3                           2,100,000      2,331,000
-----------------------------------------------------------------------------------
 Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts.,
 10/1/12                                                  2,500,000      2,725,000
-----------------------------------------------------------------------------------
 MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12           2,500,000      2,812,500
-----------------------------------------------------------------------------------
 Owens-Brockway Glass Container, Inc.:
 7.75% Sr. Sec. Nts., 5/15/11                             2,700,000      2,912,625
 8.25% Sr. Unsec. Nts., 5/15/13                           1,200,000      1,294,500
 8.75% Sr. Sec. Nts., 11/15/12                            5,400,000      6,041,250
 8.875% Sr. Sec. Nts., 2/15/09                            6,000,000      6,607,500
-----------------------------------------------------------------------------------
 Stone Container Corp.:
 8.375% Sr. Nts., 7/1/12                                  2,500,000      2,725,000
 9.25% Sr. Unsec. Nts., 2/1/08                            3,000,000      3,330,000
 9.75% Sr. Unsec. Nts., 2/1/11                            4,000,000      4,440,000
-----------------------------------------------------------------------------------
 TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12       4,200,000      4,399,500
                                                                    ---------------
                                                                        48,087,625

-----------------------------------------------------------------------------------
 METALS & MINING--2.3%
 AK Steel Corp., 7.875% Sr. Unsec. Nts., 2/15/09            900,000        794,250
-----------------------------------------------------------------------------------
 Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13 3       2,650,000      2,736,125
-----------------------------------------------------------------------------------
 Better Minerals & Aggregates Co., 13% Sr.
 Unsec. Sub. Nts., 9/15/09 1                                700,000        388,500
-----------------------------------------------------------------------------------
 California Steel Industries Corp., 8.50%
 Sr. Unsec. Nts., Series B, 4/1/09                        2,300,000      2,423,625
-----------------------------------------------------------------------------------
 Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08      5,460,000      6,115,200
-----------------------------------------------------------------------------------
 IMCO Recycling, Inc., 10.375% Sr. Sec. Nts.,
 10/15/10 3                                               2,200,000      2,271,500
-----------------------------------------------------------------------------------
 International Utility Structures, Inc., 13% Unsec.
 Sub. Nts., 2/1/08 1,4,5                                    814,000          8,140
-----------------------------------------------------------------------------------
 IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                        850,000        943,500
-----------------------------------------------------------------------------------
 Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts.,
 6/1/12                                                   2,500,000      2,787,500
-----------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts.,
 Series B, 10/15/06 1,4,5                                 2,000,000      1,810,000
-----------------------------------------------------------------------------------
 Massey Energy Co., 6.625% Sr. Nts., 11/15/10 3           1,750,000      1,802,500
-----------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07                   6,320,000      3,570,800
-----------------------------------------------------------------------------------
 Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10          850,000        947,750
-----------------------------------------------------------------------------------
 Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09          3,750,000      3,309,375
-----------------------------------------------------------------------------------
 Peabody Energy Corp., 6.875% Sr. Unsec. Nts.,
 Series B, 3/15/13                                        2,500,000      2,650,000
-----------------------------------------------------------------------------------
 Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09            1,500,000      1,672,500
-----------------------------------------------------------------------------------
 UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12               700,000        808,500
-----------------------------------------------------------------------------------
 United States Steel Corp.:
 9.75% Sr. Nts., 5/15/10                                  1,800,000      2,034,000
 10.75% Sr. Nts., 8/1/08                                  2,300,000      2,702,500
-----------------------------------------------------------------------------------
 WHX Corp., 10.50% Sr. Unsec. Nts., 4/15/05 1             5,000,000      4,425,000
                                                                    ---------------
                                                                        44,201,265



22 | OPPENHEIMER HIGH YIELD FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--1.8%
 Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10         $ 1,250,000 $    1,394,125
-----------------------------------------------------------------------------------
 Ainsworth Lumber Co. Ltd.:
 12.50% Sr. Nts., 7/15/07 1,7                             1,600,000      1,888,000
 13.875% Sr. Sec. Nts., 7/15/07                             300,000        346,500
-----------------------------------------------------------------------------------
 Boise Cascade Co.:
 6.50% Sr. Nts., 11/1/10                                  1,500,000      1,566,890
 7% Sr. Nts., 11/1/13                                     2,400,000      2,498,650
-----------------------------------------------------------------------------------
 Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13      1,000,000      1,075,000
-----------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts.,
 3/15/04 1,4,5                                           11,000,000      1,925,000
-----------------------------------------------------------------------------------
 Georgia-Pacific Corp.:
 8.125% Sr. Unsec. Nts., 5/15/11                          9,600,000     10,608,000
 9.375% Sr. Unsec. Nts., 2/1/13                           5,400,000      6,237,000
-----------------------------------------------------------------------------------
 Inland Fiber Group LLC, 9.625% Sr. Unsec.
 Nts., 11/15/07 4                                         4,000,000      2,100,000
-----------------------------------------------------------------------------------
 Louisiana-Pacific Corp., 10.875% Sr. Sub. Nts.,
 11/15/08 1                                               1,000,000      1,195,000
-----------------------------------------------------------------------------------
 Tekni-Plex, Inc., 8.75% Sr. Sec. Nts., 11/15/13 3        2,500,000      2,618,750
                                                                    ---------------
                                                                        33,452,915

-----------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--9.8%
-----------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--4.9%
 360networks, Inc.:
 13% Sr. Unsec. Nts., 5/1/08 1,4,5                        3,500,000            350
 13% Sr. Unsec. Nts., 5/1/08 1,4,5 [EUR]                  1,000,000            126
-----------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc., 12% Sr. Sub.
 Nts., 11/1/07 1,4,5                                      1,600,000         12,000
-----------------------------------------------------------------------------------
 American Tower Corp., 9.375% Sr. Nts., 2/1/09            4,800,000      5,136,000
-----------------------------------------------------------------------------------
 COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 1,4,5          1,682,019         12,615
-----------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 11.20%
 Sr. Unsec. Disc. Debs., 11/15/07                         5,570,000      5,653,550
-----------------------------------------------------------------------------------
 Concentric Network Corp., Escrow Shares,
 12/15/07 1,9                                             3,065,000             --
-----------------------------------------------------------------------------------
 Crown Castle International Corp.,
 7.50% Sr. Nts., 12/1/13 3                                3,050,000      3,080,500
-----------------------------------------------------------------------------------
 Dex Media East LLC/Dex Media East Finance Co.,
 9.875% Sr. Unsec. Nts., 11/15/09                         3,000,000      3,450,000
-----------------------------------------------------------------------------------
 Dex Media West LLC/Dex Media West Finance Co.:
 8.50% Sr. Nts., 8/15/10 3                                2,100,000      2,349,375
 9.875% Sr. Sub. Nts., 8/15/13 3                          3,600,000      4,203,000
-----------------------------------------------------------------------------------
 Dex Media, Inc., 8% Nts., 11/15/13 3                     4,100,000      4,325,500
-----------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08            1,400,000      1,454,250
-----------------------------------------------------------------------------------
 Focal Communications Corp.:
 11.875% Sr. Unsec. Nts., Series B, 1/15/10 1,4,5            75,000          6,000
 12.125% Sr. Unsec. Disc. Nts., 2/15/08 1,4,5             2,200,000        176,000
-----------------------------------------------------------------------------------
 ICG Services, Inc., Escrow Shares, 2/15/08 1,9           1,485,000             --
-----------------------------------------------------------------------------------
 Intermedia Communications, Inc., 0%/12.25% Sr.
 Disc. Nts., Series B, 3/1/09 4,5,6                       3,000,000      1,125,000
-----------------------------------------------------------------------------------
 IPC Acquisition Corp., 11.50% Sr. Sub. Nts.,
 12/15/09                                                   550,000        602,250
-----------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08 6                      1,850,000      1,752,875
 9.125% Sr. Unsec. Nts., 5/1/08                           2,700,000      2,470,500


23 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES Continued
 MCI Communications Corp., 7.75% Sr.
 Unsec. Debs., 3/23/25 4,5                            $   2,000,000 $    1,620,000
-----------------------------------------------------------------------------------
 Metromedia Fiber Network, Inc.:
 10% Sr. Nts., 12/15/09 4,5 [EUR]                         2,000,000        151,362
 10% Sr. Unsec. Nts., Series B, 11/15/08 1,4,5            4,300,000        279,500
-----------------------------------------------------------------------------------
 Nextlink Communications, Inc.:
 Escrow Shares, 10/1/07 1,9                               5,000,000             --
 Escrow Shares, 4/15/08 1,9                               2,250,000             --
 Escrow Shares, 11/15/08 1,9                              5,500,000             --
 Escrow Shares, 6/1/09 1,9                                2,000,000             --
-----------------------------------------------------------------------------------
 Pratama Datakom Asia BV, 12.75% Gtd. Nts.,
 7/15/05 1,4,5                                            4,000,000        160,000
-----------------------------------------------------------------------------------
 Qwest Capital Funding, Inc., 5.875% Nts., 8/3/04         3,700,000      3,727,750
-----------------------------------------------------------------------------------
 Qwest Corp., 8.875% Nts., 3/15/12 3                      5,400,000      6,223,500
-----------------------------------------------------------------------------------
 Qwest Services Corp., 13.50% Nts., 12/15/10 3           15,100,000     18,422,000
-----------------------------------------------------------------------------------
 Sprint Capital Corp., 8.375% Nts., 3/15/12               3,500,000      4,095,553
-----------------------------------------------------------------------------------
 Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts., 4/15/09 4,5,6                   7,300,000      3,832,500
 0%/9.875% Sr. Disc. Nts., 4/15/09 4,5,6 [GBP]            4,000,000      3,651,909
 11.25% Sr. Nts., 11/1/08 4,5                             3,700,000      2,395,750
-----------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,4,5           2,300,000             --
-----------------------------------------------------------------------------------
 Time Warner Telecom LLC/Time Warner Telecom,
 Inc., 9.75% Sr. Nts., 7/15/08                            7,800,000      8,073,000
-----------------------------------------------------------------------------------
 Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub.
 Nts., 2/1/11                                             2,700,000      2,889,000
-----------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08 1,4,5        2,925,000             --
                                                                    ---------------
                                                                        91,331,715

-----------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--4.9%
 Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts.,
 2/1/11                                                   3,800,000      3,895,000
-----------------------------------------------------------------------------------
 American Tower Escrow Corp., 12.25% Sr. Sub. Disc.
 Nts., 8/1/08 10                                          4,300,000      2,988,500
-----------------------------------------------------------------------------------
 CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts.,
 10/1/07 1,4,5                                            9,220,000             --
-----------------------------------------------------------------------------------
 Centennial Cellular Operating Co./Centennial
 Communications Corp., 10.125% Sr. Nts., 6/15/13          3,700,000      4,079,250
-----------------------------------------------------------------------------------
 Crown Castle International Corp., 10.75% Sr.
 Nts., 8/1/11                                             3,600,000      4,068,000
-----------------------------------------------------------------------------------
 CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts.,
 4/15/08 1,4,5,6                                          4,650,000        581,250
-----------------------------------------------------------------------------------
 Dobson Communications Corp.:
 8.875% Sr. Nts., 10/1/13 3                               6,200,000      6,308,500
 10.875% Sr. Unsec. Nts., 7/1/10                          4,600,000      5,037,000
-----------------------------------------------------------------------------------
 IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts.,
 7/15/10 1,4,5,6                                          1,350,000        189,000
-----------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 1,4,5,6         4,500,000        562,500
 12.50% Sr. Nts., 4/15/10 1,4,5                           2,900,000        420,500
-----------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 7.375% Sr. Nts., 8/1/15                                  3,460,000      3,736,800
 9.375% Sr. Unsec. Nts., 11/15/09                         6,700,000      7,336,500
 9.50% Sr. Unsec. Nts., 2/1/11                            9,250,000     10,498,750
-----------------------------------------------------------------------------------
 Nextel Partners, Inc.:
 11% Sr. Unsec. Nts., 3/15/10                               900,000        999,000
 12.50% Sr. Nts., 11/15/09                                3,760,000      4,380,400


24 | OPPENHEIMER HIGH YIELD FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES Continued
 Orbcomm Global LP, Escrow Shares, 8/15/04 1,9          $ 3,775,000 $           --
-----------------------------------------------------------------------------------
 Rogers Wireless Communications, Inc., 8.80% Sr.
 Sub. Nts., 10/1/07                                       5,000,000      5,162,500
-----------------------------------------------------------------------------------
 Rural Cellular Corp.:
 9.625% Sr. Sub. Nts., Series B, 5/15/08                  3,000,000      2,940,000
 9.75% Sr. Sub. Nts., 1/15/10                             2,900,000      2,849,250
 9.875% Sr. Nts., 2/1/10                                  3,900,000      4,173,000
-----------------------------------------------------------------------------------
 SBA Communications Corp.:
 10.25% Sr. Unsec. Nts., 2/1/09                           2,900,000      2,863,750
 12% Sr. Unsec. Disc. Nts., 3/1/08 1                      1,602,000      1,750,185
-----------------------------------------------------------------------------------
 SBA Telecommunications, Inc./SBA Communications
 Corp., 0%/9.75% Sr. Disc. Nts., 12/15/11 3,6             4,300,000      3,053,000
-----------------------------------------------------------------------------------
 SpectraSite, Inc., 8.25% Sr. Nts., 5/15/10 1             1,200,000      1,287,000
-----------------------------------------------------------------------------------
 Triton PCS, Inc.:
 8.50% Sr. Unsec. Nts., 6/1/13                            2,600,000      2,808,000
 8.75% Sr. Unsec. Sub. Nts., 11/15/11                       350,000        346,500
 9.375% Sr. Unsec. Sub. Nts., 2/1/11                      1,800,000      1,845,000
-----------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub.
 Disc. Nts., Series B, 11/1/09 6                          5,850,000      4,270,500
-----------------------------------------------------------------------------------
 Western Wireless Corp., 9.25% Sr. Unsec. Nts.,
 7/15/13                                                  2,400,000      2,544,000
                                                                    ---------------
                                                                        90,973,635

-----------------------------------------------------------------------------------
 UTILITIES--9.2%
-----------------------------------------------------------------------------------
 ELECTRIC UTILITIES--4.3%
 AES Corp. (The):
 8.375% Sr. Unsec. Unsub. Nts., 3/1/11 [GBP]              2,500,000      4,374,682
 8.75% Sr. Sec. Nts., 5/15/13 3                           6,200,000      6,959,500
 8.75% Sr. Unsec. Unsub. Nts., 6/15/08                    1,115,000      1,201,413
 8.875% Sr. Unsec. Nts., 2/15/11                            773,000        846,435
 9.375% Sr. Unsec. Nts., 9/15/10                          1,028,000      1,144,935
 9.50% Sr. Unsec. Nts., 6/1/09                              299,000        333,011
 10% Sec. Nts., 7/15/05 3                                 2,820,608      2,884,072
-----------------------------------------------------------------------------------
 AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts.,
 Series B, 12/31/20 1,4,5                                 1,300,000      1,131,000
-----------------------------------------------------------------------------------
 Allegheny Energy, Inc., 7.75% Nts., 8/1/05               1,350,000      1,368,563
-----------------------------------------------------------------------------------
 Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts.,
 Series B, 12/15/09                                         837,000        912,330
-----------------------------------------------------------------------------------
 Calpine Corp.:
 7.625% Sr. Nts., 4/15/06                                 2,650,000      2,358,500
 8.25% Sr. Unsec. Nts., 8/15/05                           2,500,000      2,431,250
 8.50% Sr. Sec. Nts., 7/15/10 3                           7,200,000      7,056,000
 8.625% Sr. Nts., 8/15/10                                   600,000        471,000
 8.75% Sr. Nts., 7/15/07                                  2,800,000      2,310,000
 8.75% Sr. Sec. Nts., 7/15/13 3                           5,250,000      5,145,000
 9.875% Sr. Sec. Nts., 12/1/11 3                          2,900,000      2,994,250
-----------------------------------------------------------------------------------
 CMS Energy Corp.:
 7.50% Sr. Nts., 1/15/09                                  1,000,000      1,035,000
 7.75% Sr. Nts., 8/1/10 3                                 1,400,000      1,478,750
 9.875% Sr. Unsec. Nts., 10/15/07                         4,000,000      4,480,000


25 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 ELECTRIC UTILITIES Continued
 CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec.
 Pass-Through Certificates, 1/15/05                     $ 1,300,000 $    1,339,000
-----------------------------------------------------------------------------------
 Edison Mission Energy, 10% Sr. Unsec. Nts.,
 8/15/08                                                    275,000        286,688
-----------------------------------------------------------------------------------
 Messer Griesheim Holding AG, 10.375% Sr. Nts.,
 6/1/11 [EUR]                                             2,500,000      3,646,092
-----------------------------------------------------------------------------------
 Mirant Americas Generation LLC, 8.30% Sr. Unsec.
 Nts., 5/1/11 4,5                                         1,300,000      1,105,000
-----------------------------------------------------------------------------------
 MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.:
 7.375% Sr. Sec. Nts., 9/1/10 3                           3,350,000      3,517,500
 8.50% Sr. Sec. Nts., 9/1/10 3                            1,300,000      1,423,500
-----------------------------------------------------------------------------------
 NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 3           6,200,000      6,548,750
-----------------------------------------------------------------------------------
 PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08 3              2,800,000      3,045,000
-----------------------------------------------------------------------------------
 Reliant Resources, Inc.:
 9.25% Sr. Sec. Nts., 7/15/10 3                           3,700,000      3,940,500
 9.50% Sr. Sec. Nts., 7/15/13 3                           2,900,000      3,117,500
-----------------------------------------------------------------------------------
 Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07        750,000        855,938
                                                                    ---------------
                                                                        79,741,159

-----------------------------------------------------------------------------------
 GAS UTILITIES--2.4%
 AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
 8.875% Sr. Unsec. Nts., Series B, 5/20/11 11               750,000        828,750
-----------------------------------------------------------------------------------
 ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10               1,400,000      1,582,000
-----------------------------------------------------------------------------------
 El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12           4,000,000      3,800,000
-----------------------------------------------------------------------------------
 El Paso Energy Corp., 7.625% Nts., 7/15/11               3,500,000      3,259,375
-----------------------------------------------------------------------------------
 SEMCO Energy, Inc.:
 7.125% Sr. Nts., 5/15/08                                 1,100,000      1,150,875
 7.75% Sr. Nts., 5/15/13                                  1,100,000      1,161,875
-----------------------------------------------------------------------------------
 Southern Natural Gas Co.:
 7.35% Nts., 2/15/31                                      2,800,000      2,779,000
 8% Sr. Unsub. Nts., 3/1/32                               4,800,000      4,980,000
 8.875% Sr. Nts., 3/15/10                                 1,800,000      2,034,000
-----------------------------------------------------------------------------------
 Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17         11,550,000     11,983,125
-----------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 7.125% Nts., 9/1/11          10,400,000     11,050,000
                                                                    ---------------
                                                                        44,609,000

-----------------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--2.4%
 AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A,
 11/30/19                                                 3,365,031      3,651,059
-----------------------------------------------------------------------------------
 Aquila, Inc., 7% Sr. Unsec. Nts., 7/15/04                  850,000        854,250
-----------------------------------------------------------------------------------
 Consumers Energy Co.:
 6.25% Nts., 9/15/06                                      1,100,000      1,188,475
 6.375% Sr. Sec. Nts., 2/1/08                               800,000        871,278
 7.375% Nts., 9/15/23                                     1,600,000      1,640,424
-----------------------------------------------------------------------------------
 Dynegy Holdings, Inc.:
 6.875% Sr. Unsec. Unsub. Nts., 4/1/11                   10,750,000      9,957,188
 8.75% Sr. Nts., 2/15/12                                  3,200,000      3,244,000
 10.125% Sr. Sec. Nts., 7/15/13 3                         7,500,000      8,662,500
-----------------------------------------------------------------------------------
 El Paso Production Holding Co., 7.75% Sr.
 Nts., 6/1/13 3                                           4,100,000      4,059,000


26 | OPPENHEIMER HIGH YIELD FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER Continued
 Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through
 Certificates, Series A, 6/30/12 1                      $ 2,639,972 $    2,654,822
-----------------------------------------------------------------------------------
 Transcontinental Gas Pipe Line Corp.:
 6.125% Nts., 1/15/05                                     1,000,000      1,021,250
 8.875% Sr. Unsub. Nts., Series B, 7/15/12                1,200,000      1,425,000
-----------------------------------------------------------------------------------
 Williams Cos., Inc. (The):
 8.625% Sr. Nts., 6/1/10                                  5,200,000      5,863,000
 9.25% Sr. Unsec. Unsub. Nts., 3/15/04                      200,000        203,500
-----------------------------------------------------------------------------------
 Williams Holdings of Delaware, Inc., 6.50% Nts.,
 12/1/08                                                    800,000        831,000
                                                                    ---------------
                                                                        46,126,746

-----------------------------------------------------------------------------------
 WATER UTILITIES--0.1%
 National Waterworks, Inc., 10.50% Sr. Unsec.
 Sub. Nts., Series B, 12/1/12 1                           1,400,000      1,571,500
                                                                    ---------------
 Total Corporate Bonds and Notes (Cost $1,447,498,859)               1,472,625,736

                                                             SHARES
-----------------------------------------------------------------------------------
 PREFERRED STOCKS--1.4%
-----------------------------------------------------------------------------------
 AmeriKing, Inc., 13% Cum. Sr. Exchangeable,
 Non-Vtg. 1,5,7                                             110,146          1,101
-----------------------------------------------------------------------------------
 Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg. 1,5    140,000      6,475,000
-----------------------------------------------------------------------------------
 Dobson Communications Corp., 6% Cv., Series F (converts
 into Dobson Communications Corp., Cl. A common stock),
 Non-Vtg.                                                     2,800        504,000
-----------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable,
 Non-Vtg. 1,5,7                                               3,738            374
-----------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
 Series B, Non-Vtg. 1,5                                      28,000      2,051,000
-----------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,5,7          1             --
-----------------------------------------------------------------------------------
 Intermedia Communications, Inc., 13.50% Exchangeable,
 Series B 1,5,7                                                   2             95
-----------------------------------------------------------------------------------
 McLeodUSA, Inc., 2.50% Cv., Series A 5                       6,516         49,652
-----------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable
 Exchangeable, Non-Vtg. 1,5,7                                96,993             --
-----------------------------------------------------------------------------------
 NTL Europe, Inc., 10% Cum., Series A, Non-Vtg.                 197          1,620
-----------------------------------------------------------------------------------
 Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv.,
 Series A 1,5,7                                             116,126        232,252
-----------------------------------------------------------------------------------
 Paxson Communications Corp.:
 14.25% Cum. 5,7                                                  1         12,796
 14.25% Cum. Jr. Exchangeable, Non-Vtg. 7                       806      7,435,350
-----------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 7     6,236      4,879,670
-----------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum.,
 Series A 1,5                                                26,250      3,930,938
-----------------------------------------------------------------------------------
 Ziff Davis Holdings, Inc., 10%, Series E-1 1,5                 168          4,200
                                                                    ---------------
 Total Preferred Stocks (Cost $37,595,196)                              25,578,048

-----------------------------------------------------------------------------------
 COMMON STOCKS--1.6%
-----------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc.  5                         6,605             53
-----------------------------------------------------------------------------------
 Charles River Laboratories International, Inc.  5           22,800        782,724
-----------------------------------------------------------------------------------
 Chesapeake Energy Corp.                                    400,000      5,432,000
-----------------------------------------------------------------------------------
 Classic Cable, Inc.  5                                       6,613             --


27 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 COMMON STOCKS Continued
-----------------------------------------------------------------------------------
 Conseco, Inc.  5                                            46,622 $    1,016,360
-----------------------------------------------------------------------------------
 Covad Communications Group, Inc.  5                        132,227        476,017
-----------------------------------------------------------------------------------
 Dobson Communications Corp., Cl. A  5                      180,219        947,231
-----------------------------------------------------------------------------------
 Equinix, Inc.  5                                            86,277      2,433,011
-----------------------------------------------------------------------------------
 Globix Corp.  5                                             80,275        321,100
-----------------------------------------------------------------------------------
 Horizon Natural Resources Co.  1,5                          93,333             --
-----------------------------------------------------------------------------------
 ICG Communications, Inc.  5                                  3,590         23,694
-----------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd.  1,5                168,429         85,899
-----------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The)                                    3,772        117,686
-----------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.  5                       23,343        311,421
-----------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Cl. A  5                   194          2,714
-----------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Cl. B  5                23,204        310,464
-----------------------------------------------------------------------------------
 NTL, Inc.  5                                               173,408     12,095,208
-----------------------------------------------------------------------------------
 Orbital Sciences Corp.  5                                   14,063        169,037
-----------------------------------------------------------------------------------
 Pioneer Cos., Inc.  5                                       63,991        521,527
-----------------------------------------------------------------------------------
 Polymer Group, Inc., Cl. A  5                                6,989         52,418
-----------------------------------------------------------------------------------
 Pope, Evans & Robbins, Inc.  1,5                         1,688,400             --
-----------------------------------------------------------------------------------
 Prandium, Inc. 5,12                                        459,132         18,365
-----------------------------------------------------------------------------------
 Sterling Chemicals, Inc.  5                                  3,818        100,223
-----------------------------------------------------------------------------------
 TVMAX Holdings, Inc.  1,5                                   30,000         75,000
-----------------------------------------------------------------------------------
 UnitedGlobalCom, Inc., Cl. A  5                            577,634      4,898,336
-----------------------------------------------------------------------------------
 Viatel Holding Ltd. (Bermuda)  1,5                          11,456         25,203
-----------------------------------------------------------------------------------
 WRC Media Corp.  1,5                                         9,471            189
-----------------------------------------------------------------------------------
 XO Communications, Inc.  5                                  16,729         96,192
                                                                    ---------------
 Total Common Stocks (Cost $35,284,362)                                 30,312,072

                                                              UNITS
-----------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.1%
-----------------------------------------------------------------------------------
 American Tower Corp. Wts., Exp. 8/1/08 1,5                   4,300        539,650
-----------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 5/1/05 1,5                                             22,514            225
 Exp. 9/1/04 5                                               32,054          3,576
-----------------------------------------------------------------------------------
 Citigroup, Inc. Litigation Wts., Exp. 12/31/50 5           107,699        114,161
-----------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10 1,5                        2,000             20
-----------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07 1,5             3,330             --
-----------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08 1,5         8,200             82
-----------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,5       4,000             --
-----------------------------------------------------------------------------------
 Diva Systems Corp. Wts., Exp. 3/1/08 1,5                     7,500             75
-----------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05 1,5          2,575             26
-----------------------------------------------------------------------------------
 HF Holdings, Inc. Wts., Exp. 9/27/09 1,5                     1,445            195
-----------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10 1,5                     6,300             --
-----------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05 1,5             50,820            508


28 | OPPENHEIMER HIGH YIELD FUND

                                                                      MARKET VALUE
                                                              UNITS     SEE NOTE 1
-----------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES Continued
-----------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06 1,5                                            42,243 $          211
 Exp. 5/16/06 1,5                                                63             --
-----------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07 1,5                         7,055             --
-----------------------------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10 1,5                            3,750             38
-----------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10 1,5     3,500             --
-----------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08 1,5     2,800             --
-----------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,5     3,910             39
-----------------------------------------------------------------------------------
 McLeodUSA, Inc. Wts., Exp. 4/16/07 5                        14,440          7,364
-----------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 Cl. A Wts., Exp. 5/1/05 5                                    8,619         13,139
 Cl. B Wts., Exp. 5/1/08 5                                   14,365         30,570
-----------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 1,5           6,400             64
-----------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10 1,5                          5,000          2,500
-----------------------------------------------------------------------------------
 Pathmark Stores, Inc. Wts., Exp. 9/19/10 5                 100,000         94,000
-----------------------------------------------------------------------------------
 Protection One, Inc. Wts., Exp. 6/30/05 1,5                 49,120             --
-----------------------------------------------------------------------------------
 Republic Technologies International LLC Wts.,
 Exp. 7/15/09 1,5                                             1,200             --
-----------------------------------------------------------------------------------
 Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,5             6,199             --
-----------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10 1,5                         8,078             --
-----------------------------------------------------------------------------------
 XO Communications, Inc.:
 Cl. A Wts., Exp. 1/16/10 5                                  33,465         65,257
 Cl. B Wts., Exp. 1/16/10 5                                  25,098         42,667
 Cl. C Wts., Exp. 1/16/10 5                                  25,098         27,608
-----------------------------------------------------------------------------------
 Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 1,5            30,800            307
                                                                    ---------------
 Total Rights, Warrants and Certificates (Cost $1,680,612)                 942,282


                                                          PRINCIPAL
                                                             AMOUNT
-----------------------------------------------------------------------------------
 STRUCTURED NOTES--11.0%
-----------------------------------------------------------------------------------
 Bear Stearns Cos., Inc. (The), High Yield Index
 Linked Nts.:
 5%, 3/09/04                                           $ 10,000,000     10,563,000
 5%, 3/31/04                                             10,000,000     11,500,000
 5%, 5/11/04                                             10,000,000     10,552,000
 8.65%, 5/31/04                                          10,000,000     10,223,000
-----------------------------------------------------------------------------------
 JPMorgan Chase Bank, TRAC-X NA High Yield T3 Credit
 Default Swap Bonds, 8%, 3/25/09 3                      153,700,000    161,192,875
-----------------------------------------------------------------------------------
 Parametric RE Ltd., Catastrophe Linked Nts.,
 5.52%, 11/19/07 2,3                                      1,000,000      1,028,220
                                                                    ---------------
 Total Structured Notes (Cost $194,700,000)                            205,059,095


29 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


                                                          PRINCIPAL     MARKET VALUE
                                                             AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--4.0%
-------------------------------------------------------------------------------------
 Undivided interest of 4.70% in joint repurchase
 agreement (Principal Amount/Market Value
 $1,603,898,000, with a maturity value of
 $1,603,979,086) with PaineWebber, Inc., 0.91%,
 dated 12/31/03, to be repurchased at $75,431,813
 on 1/2/04, collateralized by Federal Home Loan
 Mortgage Corp., 5%--5.50%, 9/1/33--11/1/33, with
 a value of $405,980,626 and Federal National
 Mortgage Assn., 4.50%, 10/1/33, with a value of
 $1,234,398,060 (Cost $75,428,000)                    $  75,428,000   $   75,428,000

-------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,818,463,973)             98.1%   1,828,962,441
-------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                1.9       35,259,652
                                                      -------------------------------
 NET ASSETS                                                   100.0%  $1,864,222,093
                                                      -------------------------------


 FOOTNOTES TO STATEMENT OF INVESTMENTS

 PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:
 EUR        Euro
 GBP        British Pound Sterling
 MXN        Mexican Nuevo Peso

1. Identifies issues considered to be illiquid. See Note 7 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $421,283,248 or 22.60% of the Fund's net assets as of December 31, 2003.
4. Issue is in default. See Note 1 of Notes to Financial Statements.
5. Non-income producing security.
6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
7. Interest or dividend is paid-in-kind.
8. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
9. Received as the result of issuer reorganization. Currently has minimal market value.
10. Zero coupon bond reflects effective yield on the date of purchase.
11. Securities with an aggregate market value of $44,200 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
12. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2003 amounts to $18,365. Transactions during the period in which the issuer was an affiliate are as follows:

                           SHARES      GROSS       GROSS             SHARES    UNREALIZED
                    JUNE 30, 2003  ADDITIONS  REDUCTIONS  DECEMBER 31, 2003  DEPRECIATION
-----------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Prandium, Inc.          459,132          --          --           459,132    $5,381,635


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



30 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED
--------------------------------------------------------------------------------


 DECEMBER 31, 2003
-----------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------

 Investments, at value (including securities loaned of
 approximately $6,727,000)--see accompanying statement:
 Unaffiliated companies (cost $1,813,063,973)                       $1,828,944,076
 Affiliated companies (cost $5,400,000)                                     18,365
                                                                    ---------------
                                                                     1,828,962,441
-----------------------------------------------------------------------------------
 Cash                                                                    3,503,955
-----------------------------------------------------------------------------------
 Collateral for securities loaned                                        6,807,504
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                             32,683,104
 Shares of beneficial interest sold                                      5,177,403
 Futures margins                                                             2,125
 Other                                                                       9,883
                                                                    ---------------
 Total assets                                                        1,877,146,415

-----------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------
 Return of collateral for securities loaned                              6,807,504
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                  3,932,617
 Distribution and service plan fees                                      1,055,786
 Investments purchased                                                     735,111
 Transfer and shareholder servicing agent fees                             243,403
 Shareholder reports                                                        92,625
 Trustees' compensation                                                     10,183
 Other                                                                      47,093
                                                                    ---------------
 Total liabilities                                                      12,924,322

-----------------------------------------------------------------------------------
 NET ASSETS                                                         $1,864,222,093
                                                                    ===============

-----------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
 Par value of shares of beneficial interest                         $      194,774
-----------------------------------------------------------------------------------
 Additional paid-in capital                                          2,477,328,320
-----------------------------------------------------------------------------------
 Accumulated net investment loss                                        (5,169,613)
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency
 transactions                                                         (618,651,720)
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments and
 translation of assets and liabilities denominated in foreign
 currencies                                                             10,520,332
                                                                    ---------------
 NET ASSETS                                                         $1,864,222,093
                                                                    ===============





31 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $1,246,971,933 and 129,839,900 shares of beneficial interest
 outstanding)                                                            $ 9.60
 Maximum offering price per share (net asset value plus sales charge
 of 4.75% of offering price)                                             $10.08
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $367,899,347 and 38,879,421 shares of beneficial interest
 outstanding)                                                            $ 9.46
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $179,848,869 and 18,773,958 shares of beneficial interest
 outstanding)                                                            $ 9.58
--------------------------------------------------------------------------------
 Class N  Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,319,604 and 1,280,437 shares of beneficial interest
 outstanding)                                                            $ 9.62
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $57,182,340 and 6,000,057 shares of beneficial
 interest outstanding)                                                   $ 9.53



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


32 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF OPERATIONS  UNAUDITED
--------------------------------------------------------------------------------


 FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Interest                                                             $ 76,296,113
-----------------------------------------------------------------------------------
 Dividends                                                                 719,475
-----------------------------------------------------------------------------------
 Portfolio lending fees                                                    157,119
                                                                      -------------
 Total investment income                                                77,172,707

-----------------------------------------------------------------------------------
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                         5,255,213
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                 1,369,769
 Class B                                                                 1,784,463
 Class C                                                                   814,008
 Class N                                                                    22,108
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                   869,718
 Class B                                                                   302,110
 Class C                                                                   134,484
 Class N                                                                    10,831
 Class Y                                                                   139,874
-----------------------------------------------------------------------------------
 Shareholder reports:
 Class A                                                                    59,261
 Class B                                                                    18,045
 Class C                                                                     8,331
 Class N                                                                     1,123
 Class Y                                                                       410
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                31,035
-----------------------------------------------------------------------------------
 Trustees' compensation                                                     29,649
-----------------------------------------------------------------------------------
 Other                                                                      19,933
                                                                      -------------
 Total expenses                                                         10,870,365
 Less reduction to custodian expenses                                       (5,905)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees--Class  A                                                            (14,004)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees--Class B                                                              (4,340)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees--Class C                                                              (1,378)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees--Class N                                                                (240)
 Less voluntary waiver of  transfer and shareholder servicing agent
 fees--Class Y                                                             (41,704)
                                                                      -------------
 Net expenses                                                           10,802,794


-----------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                  66,369,913
-----------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
 Net realized loss on:
 Investments                                                           (12,438,916)
 Closing of futures contracts                                              (18,388)
 Foreign currency transactions                                            (119,326)
                                                                      -------------
 Net realized loss                                                     (12,576,630)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                            88,429,909
 Translation of assets and liabilities denominated in
 foreign currencies                                                      2,209,744
 Futures contracts                                                          10,428
                                                                      -------------
 Net change in unrealized appreciation (depreciation)                   90,650,081

-----------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $144,443,364
                                                                      =============


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



33 | OPPENHEIMER HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                          SIX MONTHS            YEAR
                                                               ENDED           ENDED
                                                   DECEMBER 31, 2003        JUNE 30,
                                                         (UNAUDITED)            2003
-------------------------------------------------------------------------------------
 OPERATIONS
-----------------------------------------------------------------------------------
 Net investment income                                 $  66,369,913  $  132,671,921
-------------------------------------------------------------------------------------
 Net realized loss                                       (12,576,630)   (163,255,101)
-------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)     90,650,081     268,800,841
                                                      -------------------------------
 Net increase in net assets resulting from operations    144,443,364     238,217,661


-------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                 (43,144,693)    (75,259,993)
 Class B                                                 (12,219,902)    (24,005,931)
 Class C                                                  (5,519,846)     (8,842,615)
 Class N                                                    (319,255)       (354,824)
 Class Y                                                  (2,137,361)     (3,503,240)
-------------------------------------------------------------------------------------
 Tax return of capital distribution:
 Class A                                                          --     (10,312,510)
 Class B                                                          --      (3,545,582)
 Class C                                                          --      (1,335,631)
 Class N                                                          --         (53,283)
 Class Y                                                          --        (476,622)

-------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                                  42,253,036     215,493,585
 Class B                                                 (20,970,033)     13,616,121
 Class C                                                  11,717,268      44,034,511
 Class N                                                   3,610,929       5,191,070
 Class Y                                                     366,215      12,011,100

-------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------
 Total increase                                          118,079,722     400,873,817
-------------------------------------------------------------------------------------
 Beginning of period                                   1,746,142,371   1,345,268,554
                                                      -------------------------------
 End of period (including accumulated net investment
 loss of $5,169,613 and $8,198,469, respectively)     $1,864,222,093  $1,746,142,371
                                                      ===============================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


34 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                           SIX MONTHS                                                        YEAR
                                                ENDED                                                       ENDED
                                    DECEMBER 31, 2003                                                    JUNE 30,
  CLASS A                                 (UNAUDITED)        2003       2002         2001        2000        1999
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $9.15       $8.62     $10.20       $11.89      $13.06      $14.44
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .37         .84        .92         1.18        1.26        1.26
 Net realized and unrealized gain (loss)          .43         .47      (1.44)       (1.59)      (1.18)      (1.39)
                                                --------------------------------------------------------------------
 Total from investment operations                 .80        1.31       (.52)        (.41)        .08        (.13)
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.35)       (.69)     (1.01)       (1.28)      (1.25)      (1.25)
 Tax return of capital distribution                --        (.09)      (.05)          --          --          --
                                                --------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                   (.35)       (.78)     (1.06)       (1.28)      (1.25)      (1.25)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $9.60       $9.15      $8.62       $10.20      $11.89      $13.06
                                                ====================================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1              8.94%      16.38%     (5.47)%      (3.69)%      0.71%      (0.71)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $1,246,972  $1,150,055   $858,834   $  962,017  $1,065,220  $1,027,730
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $1,137,687  $  934,227   $948,097   $1,038,442  $1,125,834  $1,198,756
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                           7.90%       9.54%      9.68%       10.66%      10.12%       9.40%
 Total expenses                                  1.02% 3,4   1.07% 3    1.10% 3      1.00% 3     1.02% 3     0.99% 3
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           31%         68%        47%          33%         24%         43%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


35 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------




                                           SIX MONTHS                                                     YEAR
                                                ENDED                                                    ENDED
                                    DECEMBER 31, 2003                                                 JUNE 30,
  CLASS B                                 (UNAUDITED)        2003       2002        2001       2000       1999
-----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $9.03       $8.51     $10.09      $11.77     $12.95     $14.33
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .32         .74        .84        1.10       1.15       1.14
 Net realized and unrealized gain (loss)          .43         .49      (1.43)      (1.58)     (1.18)     (1.38)
                                                -----------------------------------------------------------------
 Total from investment operations                 .75        1.23       (.59)       (.48)      (.03)      (.24)
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distribution to shareholders:
 Dividends from net investment income            (.32)       (.62)      (.94)      (1.20)     (1.15)     (1.14)
 Tax return of capital distribution                --        (.09)      (.05)         --         --         --
                                                -----------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                   (.32)       (.71)      (.99)      (1.20)     (1.15)     (1.14)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $9.46       $9.03     $ 8.51      $10.09     $11.77     $12.95
                                                =================================================================

-----------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1              8.42%      15.60%     (6.23)%     (4.37)%    (0.13)%    (1.48)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $367,899    $372,947   $338,654    $386,309   $453,375   $580,468
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $353,965    $321,200   $366,869    $414,648   $509,815   $544,925
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                           7.13%       8.81%      8.93%       9.91%      9.35%      8.61%
 Total expenses                                  1.80% 3,4   1.84% 3    1.86% 3     1.76% 3    1.79% 3    1.78% 3
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           31%         68%        47%         33%        24%        43%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


36 | OPPENHEIMER HIGH YIELD FUND

                                          SIX MONTHS                                                 YEAR
                                               ENDED                                                ENDED
                                   DECEMBER 31, 2003                                             JUNE 30,
  CLASS C                                (UNAUDITED)       2003        2002     2001       2000      1999
------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $9.13      $8.60      $10.18    $11.87    $13.04    $14.42
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .33        .78         .86      1.11      1.16      1.15
 Net realized and unrealized gain (loss)         .43        .46       (1.45)    (1.60)    (1.18)    (1.39)
                                               -------------------------------------------------------------
 Total from investment operations                .76       1.24        (.59)     (.49)     (.02)     (.24)
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.31)      (.62)       (.94)    (1.20)    (1.15)    (1.14)
 Tax return of capital distribution               --       (.09)       (.05)       --        --        --
                                               -------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                  (.31)      (.71)       (.99)    (1.20)    (1.15)    (1.14)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $9.58      $9.13       $8.60    $10.18    $11.87    $13.04
                                               =============================================================

------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1             8.54%     15.55%      (6.08)%   (4.43)%   (0.06)%   (1.49)%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $179,849   $160,713    $106,884   $90,603   $82,204   $93,607
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $161,583   $120,997    $104,882   $83,776   $87,141   $79,889
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                          7.13%      8.78%       8.75%     9.90%     9.35%     8.60%
 Total expenses                                 1.80% 3,4  1.83% 3     1.86% 3   1.76% 3   1.79% 3   1.78% 3
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          31%        68%         47%       33%       24%       43%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

37 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  CONTINUED

                                                SIX MONTHS                         YEAR
                                                     ENDED                        ENDED
                                         DECEMBER 31, 2003                     JUNE 30,
  CLASS N                                      (UNAUDITED)       2003     2002     2001 1
------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $9.17      $8.63   $10.20   $11.33
------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .32        .80      .96      .41
 Net realized and unrealized gain (loss)               .46        .49    (1.48)   (1.13)
                                                     -------------------------------------
 Total from investment operations                      .78       1.29     (.52)    (.72)
------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.33)      (.66)   (1.00)    (.41)
 Tax return of capital distribution                     --       (.09)    (.05)      --
                                                     -------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.33)      (.75)   (1.05)    (.41)
------------------------------------------------------------------------------------------
 Net asset value, end of period                      $9.62      $9.17    $8.63   $10.20
                                                     =====================================

------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                   8.73%     16.08%   (5.53)%  (6.43)%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)          $12,320     $8,324   $2,396     $146
------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $ 8,793     $4,827   $  799     $ 46
------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                7.56%      9.14%    8.41%   11.47%
 Total expenses                                       1.39% 4,5  1.41% 4  1.35% 4  1.04% 4
------------------------------------------------------------------------------------------
 Portfolio turnover rate                                31%        68%      47%      33%



1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38 | OPPENHEIMER HIGH YIELD FUND

                                       SIX MONTHS                                         YEAR
                                            ENDED                                        ENDED
                                DECEMBER 31, 2003                                     JUNE 30,
  CLASS Y                             (UNAUDITED)     2003    2002      2001    2000      1999
------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period       $9.09    $8.56  $10.14    $11.82   $13.02   $14.42
------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                        .37      .86     .90      1.20     1.27     1.28
 Net realized and unrealized gain (loss)      .42      .45   (1.41)    (1.59)   (1.18)   (1.39)
                                            ----------------------------------------------------
 Total from investment operations             .79     1.31    (.51)     (.39)     .09     (.11)
------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income        (.35)    (.69)  (1.02)    (1.29)   (1.29)   (1.29)
 Tax return of capital distribution            --     (.09)   (.05)       --       --       --
                                            ----------------------------------------------------
 Total dividends and/or
 distributions to shareholders               (.35)    (.78)  (1.07)    (1.29)   (1.29)   (1.29)
------------------------------------------------------------------------------------------------
 Net asset value, end of period             $9.53    $9.09  $ 8.56    $10.14   $11.82   $13.02
                                            ====================================================

------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1          8.92%   16.51%  (5.37)%   (3.57)%   0.85%   (0.54)%


------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands) $57,182  $54,102  $38,500  $60,244  $54,117  $52,993
------------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $55,573  $43,178  $44,583  $56,669  $54,022  $34,043
------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                       7.95%    9.63%    9.88%   10.72%   10.30%    9.73%
 Total expenses                              1.12%    1.34%    1.01%    0.94%    0.86%    0.76%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                          0.97%    0.98%    0.98%     N/A 3    N/A 3    N/A 3
------------------------------------------------------------------------------------------------
 Portfolio turnover rate                       31%      68%      47%      33%      24%      43%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


39 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer High Yield Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's primary investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk.
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in-capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).



40 | OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2003, the market value of these securities comprised 11% of the Fund's net assets, and resulted in unrealized gains of $10,359,095.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2003, securities with an aggregate market value of $48,489,546, representing 2.60% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.



41 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of December 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $604,992,792 expiring by 2012. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of June 30, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------
                              2004      $ 25,763,959
                              2007        30,649,297
                              2008        35,734,504
                              2009        57,513,604
                              2010       101,344,550
                              2011       284,056,063
                                        ------------
                              Total     $535,061,977
                                        ============

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.



42 | OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                  SIX MONTHS ENDED DECEMBER 31, 2003       YEAR ENDED JUNE 30, 2003
                                SHARES        AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------
 CLASS A
 Sold                       41,909,408  $384,615,267     87,336,667   $ 736,289,514
 Dividends and/or
 distributions reinvested    3,171,249    29,484,423      6,545,577      55,293,487
 Redeemed                  (40,866,191) (371,846,654)   (67,886,608)   (576,089,416)
                           ---------------------------------------------------------
 Net increase                4,214,466  $ 42,253,036     25,995,636   $ 215,493,585
                           =========================================================

------------------------------------------------------------------------------------
 CLASS B
 Sold                        7,182,948  $ 65,417,698     15,654,941   $ 130,451,578
 Dividends and/or
 distributions reinvested      738,742     6,760,483      1,761,918      14,661,070
 Redeemed                  (10,363,604)  (93,148,214)   (15,888,264)   (131,496,527)
                           ---------------------------------------------------------
 Net increase (decrease)    (2,441,914) $(20,970,033)     1,528,595   $  13,616,121
                           =========================================================

------------------------------------------------------------------------------------
 CLASS C
 Sold                        5,661,997  $ 52,216,388      9,967,771   $  84,476,514
 Dividends and/or
 distributions reinvested      392,463     3,640,806        746,825       6,304,053
 Redeemed                   (4,878,647)  (44,139,926)    (5,541,975)    (46,746,056)
                           ---------------------------------------------------------
 Net increase                1,175,813  $ 11,717,268      5,172,621   $  44,034,511
                           =========================================================

------------------------------------------------------------------------------------
 CLASS N
 Sold                          888,226  $  8,268,986        779,085   $   6,484,742
 Dividends and/or
 distributions reinvested       31,932       298,152         45,571         390,759
 Redeemed                     (547,319)   (4,956,209)      (194,820)     (1,684,431)
                           ---------------------------------------------------------
 Net increase                  372,839  $  3,610,929        629,836   $   5,191,070
                           =========================================================

------------------------------------------------------------------------------------
 CLASS Y
 Sold                        1,877,358  $ 17,226,409      4,098,729   $  34,534,730
 Dividends and/or
 distributions reinvested      231,811     2,137,360        474,376       3,979,861
 Redeemed                   (2,062,771)  (18,997,554)    (3,119,654)    (26,503,491)
                           ---------------------------------------------------------
 Net increase                   46,398  $    366,215      1,453,451   $  12,011,100
                           =========================================================


43 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended December 31, 2003, were $502,126,534 and $473,797,902, respectively.


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2003, the Fund paid $1,382,275 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-


44 | OPPENHEIMER HIGH YIELD FUND
 based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2003 for Class B, Class C and Class N shares was $15,310,230, $3,457,587 and $145,048, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                       CLASS A        CLASS B        CLASS C        CLASS N
                        CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                      FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 SIX MONTHS ENDED   DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-------------------------------------------------------------------------------------------
 December 31, 2003     $294,847       $193,881       $499,182        $10,641        $11,287



--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of December 31, 2003, the Fund had no outstanding foreign currency contracts.


45 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of December 31, 2003, the Fund had outstanding futures contracts as follows:

                            EXPIRATION  NUMBER OF    VALUATION AS OF    UNREALIZED
 CONTRACT DESCRIPTION             DATE  CONTRACTS  DECEMBER 31, 2003  APPRECIATION
----------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 U.S. Treasury Nts., 5 yr.     3/22/04         17         $1,897,625       $10,428




46 | OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------
 7. ILLIQUID SECURITIES
 As of December 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2003 was $162,001,374, which represents 8.69% of the Fund's net assets.


--------------------------------------------------------------------------------
 8. SECURITIES LENDING
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of December 31, 2003, the Fund had on loan securities valued at approximately $6,727,000. Cash of $6,807,504 was received as collateral for the loans, and has been invested in approved instruments.


--------------------------------------------------------------------------------
 9. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at December 31, 2003.



47 | OPPENHEIMER HIGH YIELD FUND

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


48 | OPPENHEIMER HIGH YIELD FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Trust has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10. CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)